Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Securian Funds Trust
Entity Central Index Key	0000766351
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000125912
Shareholder Report [Line Items]
Fund Name	SFT Balanced Stabilization Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about SFT Balanced Stabilization Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Balanced Stabilization Fund (Class 2)	$93	0.87%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

United States (US) equity markets rose over the trailing twelve-month period ending December 31, 2024, with the S&P 500 reaching a new record high during the year. This was driven by the so-called “Magnificent Seven” technology names. Amid concerns about slowing economic activity and the cooling labor market, the U.S. Federal Reserve (Fed) began easing monetary policy in September delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice and indicated a slower pace of cuts in 2025.

The fixed income portion of the portfolio outperformed its benchmark counterpart, due in large part to being overweight public corporate bonds. Investment grade spreads performed well in 2024, closing the year 19 basis points tighter than where they started. Between being overweight public corporate bonds in general, and some specific bond choices within the industrials and financials sectors, the Fund’s fixed income portion of the portfolio produced 73 basis points of portfolio return, while its benchmark fixed income counterpart produced 54 basis points.

The Fund’s volatility management overlay was a slight performance detractor in 2024, primarily due to a brief volatility spike in August that stemmed from the Bank of Japan beginning to tighten its monetary policy stance. Realized volatility rose in early August, and so the Fund’s equity exposure was decreased modestly, with the minimum equity allocation in the month being 48.1 percent. This market tantrum was short-lived, and the S&P 500 returned 2.43 percent for the month of August. Apart from this short-lived volatility spike, 2024 was a fairly calm year in the equity markets. As such, the volatility management overlay also lost approximately 18 basis points on defensive options.

Performance Past Does Not Indicate Future [Text]	The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher.
Line Graph [Table Text Block]
	SFT Balanced Stabilization Fund	S&P 500® /Bloomberg U.S. Aggregate Bond Index	Consumer Price Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,924	$9,904	$9,953
2/28/2015	$10,172	$10,208	$9,996
3/31/2015	$10,063	$10,130	$10,056
4/30/2015	$10,077	$10,174	$10,076
5/31/2015	$10,166	$10,243	$10,128
6/30/2015	$9,913	$10,079	$10,163
7/31/2015	$10,057	$10,234	$10,164
8/31/2015	$9,487	$9,857	$10,149
9/30/2015	$9,432	$9,738	$10,134
10/31/2015	$9,788	$10,231	$10,129
11/30/2015	$9,818	$10,239	$10,108
12/31/2015	$9,675	$10,128	$10,073
1/31/2016	$9,450	$9,883	$10,090
2/29/2016	$9,458	$9,903	$10,098
3/31/2016	$9,847	$10,342	$10,141
4/30/2016	$9,911	$10,382	$10,190
5/31/2016	$10,042	$10,495	$10,231
6/30/2016	$10,067	$10,587	$10,265
7/31/2016	$10,280	$10,848	$10,249
8/31/2016	$10,294	$10,852	$10,257
9/30/2016	$10,259	$10,851	$10,282
10/31/2016	$10,118	$10,699	$10,295
11/30/2016	$10,340	$10,835	$10,279
12/31/2016	$10,524	$10,970	$10,282
1/31/2017	$10,679	$11,103	$10,342
2/28/2017	$11,042	$11,398	$10,374
3/31/2017	$11,033	$11,403	$10,383
4/30/2017	$11,126	$11,509	$10,414
5/31/2017	$11,299	$11,641	$10,422
6/30/2017	$11,336	$11,680	$10,432
7/31/2017	$11,538	$11,844	$10,425
8/31/2017	$11,586	$11,909	$10,456
9/30/2017	$11,752	$12,033	$10,511
10/31/2017	$11,986	$12,205	$10,505
11/30/2017	$12,265	$12,423	$10,505
12/31/2017	$12,412	$12,529	$10,499
1/31/2018	$12,917	$12,901	$10,556
2/28/2018	$12,366	$12,567	$10,604
3/31/2018	$12,225	$12,408	$10,628
4/30/2018	$12,163	$12,399	$10,670
5/31/2018	$12,335	$12,614	$10,715
6/30/2018	$12,355	$12,654	$10,732
7/31/2018	$12,733	$12,938	$10,733
8/31/2018	$13,074	$13,224	$10,738
9/30/2018	$13,098	$13,235	$10,751
10/31/2018	$12,368	$12,651	$10,770
11/30/2018	$12,438	$12,836	$10,734
12/31/2018	$12,052	$12,235	$10,699
1/31/2019	$12,601	$12,875	$10,720
2/28/2019	$12,871	$13,120	$10,765
3/31/2019	$13,157	$13,374	$10,826
4/30/2019	$13,586	$13,700	$10,883
5/31/2019	$13,058	$13,275	$10,906
6/30/2019	$13,703	$13,903	$10,908
7/31/2019	$13,897	$14,035	$10,927
8/31/2019	$13,745	$14,047	$10,926
9/30/2019	$13,755	$14,175	$10,935
10/31/2019	$13,941	$14,376	$10,960
11/30/2019	$14,255	$14,686	$10,954
12/31/2019	$14,559	$14,948	$10,944
1/31/2020	$14,617	$15,060	$10,986
2/29/2020	$14,155	$14,424	$11,017
3/31/2020	$13,434	$13,321	$10,993
4/30/2020	$14,026	$14,441	$10,919
5/31/2020	$14,306	$14,880	$10,919
6/30/2020	$14,489	$15,095	$10,979
7/31/2020	$14,947	$15,696	$11,034
8/31/2020	$15,629	$16,322	$11,069
9/30/2020	$15,187	$15,947	$11,085
10/31/2020	$14,994	$15,664	$11,089
11/30/2020	$15,752	$16,754	$11,083
12/31/2020	$16,114	$17,150	$11,093
1/31/2021	$15,933	$16,997	$11,140
2/28/2021	$16,105	$17,180	$11,201
3/31/2021	$16,447	$17,545	$11,281
4/30/2021	$16,957	$18,163	$11,373
5/31/2021	$17,014	$18,262	$11,465
6/30/2021	$17,328	$18,570	$11,571
7/31/2021	$17,640	$18,917	$11,626
8/31/2021	$18,001	$19,248	$11,651
9/30/2021	$17,351	$18,644	$11,682
10/31/2021	$18,023	$19,426	$11,779
11/30/2021	$17,910	$19,368	$11,837
12/31/2021	$18,282	$19,869	$11,873
1/31/2022	$17,646	$19,081	$11,974
2/28/2022	$17,304	$18,653	$12,083
3/31/2022	$17,381	$18,861	$12,244
4/30/2022	$16,572	$17,588	$12,313
5/31/2022	$16,571	$17,653	$12,448
6/30/2022	$16,008	$16,668	$12,619
7/31/2022	$16,570	$17,753	$12,618
8/31/2022	$16,125	$17,118	$12,613
9/30/2022	$15,404	$15,876	$12,640
10/31/2022	$15,787	$16,565	$12,692
11/30/2022	$16,368	$17,364	$12,679
12/31/2022	$15,974	$16,732	$12,640
1/31/2023	$16,594	$17,569	$12,741
2/28/2023	$16,206	$17,130	$12,812
3/31/2023	$16,622	$17,682	$12,855
4/30/2023	$16,790	$17,890	$12,919
5/31/2023	$16,709	$17,859	$12,952
6/30/2023	$17,454	$18,541	$12,994
7/31/2023	$17,906	$18,894	$13,019
8/31/2023	$17,589	$18,665	$13,076
9/30/2023	$16,767	$17,941	$13,108
10/31/2023	$16,451	$17,602	$13,103
11/30/2023	$17,656	$18,885	$13,077
12/31/2023	$18,445	$19,689	$13,064
1/31/2024	$18,630	$19,866	$13,135
2/29/2024	$19,171	$20,390	$13,216
3/31/2024	$19,630	$20,859	$13,301
4/30/2024	$18,821	$20,137	$13,353
5/31/2024	$19,533	$20,873	$13,375
6/30/2024	$20,088	$21,401	$13,380
7/31/2024	$20,350	$21,757	$13,396
8/31/2024	$20,574	$22,199	$13,407
9/30/2024	$20,931	$22,602	$13,428
10/31/2024	$20,565	$22,255	$13,443
11/30/2024	$21,521	$23,133	$13,436
12/31/2024	$20,940	$22,651	$13,441

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SFT Balanced Stabilization Fund	13.53%	7.54%	7.67%
S&P 500® /Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	15.04%	8.67%	8.52%
Consumer Price Index	2.89%	4.20%	3.00%

AssetsNet	$ 618,140,426
Holdings Count | Holding	199
Advisory Fees Paid, Amount	$ 3,547,659
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$618,140,426
# of Portfolio Holdings	199
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$3,547,659

Holdings [Text Block]

Sector Diversification (% of net assets)

Investment Companies	62.8%
Financial	11.5%
Consumer, Non-cyclical	5.1%
Industrials	3.5%
Utilities	3.5%
U.S. Treasury	2.5%
Communications	2.5%
Information Technology	2.1%
Consumer Cyclical	2.0%
Other	2.7%
Other Assets and Liabilities, Net	1.7%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

SFT Index 500 Fund Class 1	54.2%
iShares Core S&P 500 ETF	3.5%
SPDR S&P 500 ETF Trust	3.4%
U.S. Treasury Notes, 3.875%, 12/31/27	1.5%
U.S. Treasury Bonds, 4.000%, 11/15/42	0.8%
Vanguard S&P 500 ETF	0.7%
M&T Bank Corp., 4.553%, 8/16/2028 (SOFRATE + 1.780%)	0.5%
KeyBank NA, 4.390%, 12/14/27	0.5%
Intercontinental Exchange, Inc., 4.350%, 06/15/29	0.5%
Entergy Texas, Inc., 3.450%, 12/01/27	0.5%
Total	66.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000072676
Shareholder Report [Line Items]
Fund Name	SFT Core Bond Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about SFT Core Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Core Bond Fund (Class 1)	$53	0.53%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main drag on relative performance in 2024 was the Fund’s above-Bloomberg US Aggregate Bond Index duration throughout the year, which was extended alongside the rise in US Treasury rates given our belief that current US Treasury rates remain restrictive and exceed equilibrium conditions. Mitigating the duration drag was an overweight to front-end maturities as the yield curve steepened out (and longer maturities lagged) over the year.

From an allocation perspective, relative returns were dampened by an ongoing underweight to a corporate credit sector that continued to trade inordinately rich in the TCW team’s view. While this underweight acted as a headwind, firm pricing provided opportunities to reduce corporate credit and optimize existing holdings, leading to issue selection benefits within industries like cable-satellite, airlines, and non-cyclicals that outperformed the broader Bloomberg US Aggregate Bond Index. Countering the corporate underweight was an overweight across securitized sectors, with agency MBS constituting the largest position. The Fund’s overweight position to agency MBS was beneficial for the year as yield premiums fell and buying returned from banks and overseas investors. Yield premiums also fell across non-agency MBS to benefit the Fund’s performance in the period while also contributing attractive income. Meanwhile, with CMBS and ABS among the best performing securitized sectors, the Fund’s overweight positions to each benefitted relative returns, while additional contributions came from issue selection, led by single asset single borrower (SASB) CMBS deals and CLOs within ABS – both of which helped the Fund carry an overall yield advantage relative the Bloomberg US Aggregate Bond Index.

Performance Past Does Not Indicate Future [Text]	The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher.
Line Graph [Table Text Block]
	Class 1	Bloomberg U.S. Aggregate Bond Index	Consumer Price Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,237	$10,210	$9,953
2/28/2015	$10,161	$10,114	$9,996
3/31/2015	$10,206	$10,161	$10,056
4/30/2015	$10,188	$10,124	$10,076
5/31/2015	$10,178	$10,100	$10,128
6/30/2015	$10,067	$9,990	$10,163
7/31/2015	$10,112	$10,059	$10,164
8/31/2015	$10,072	$10,045	$10,149
9/30/2015	$10,122	$10,113	$10,134
10/31/2015	$10,116	$10,114	$10,129
11/30/2015	$10,084	$10,088	$10,108
12/31/2015	$10,041	$10,055	$10,073
1/31/2016	$10,157	$10,193	$10,090
2/29/2016	$10,205	$10,266	$10,098
3/31/2016	$10,310	$10,360	$10,141
4/30/2016	$10,380	$10,400	$10,190
5/31/2016	$10,417	$10,402	$10,231
6/30/2016	$10,590	$10,589	$10,265
7/31/2016	$10,700	$10,656	$10,249
8/31/2016	$10,736	$10,644	$10,257
9/30/2016	$10,739	$10,638	$10,282
10/31/2016	$10,688	$10,556	$10,295
11/30/2016	$10,465	$10,307	$10,279
12/31/2016	$10,505	$10,321	$10,282
1/31/2017	$10,552	$10,341	$10,342
2/28/2017	$10,649	$10,411	$10,374
3/31/2017	$10,652	$10,405	$10,383
4/30/2017	$10,741	$10,486	$10,414
5/31/2017	$10,833	$10,566	$10,422
6/30/2017	$10,836	$10,556	$10,432
7/31/2017	$10,897	$10,601	$10,425
8/31/2017	$10,990	$10,696	$10,456
9/30/2017	$10,953	$10,645	$10,511
10/31/2017	$10,982	$10,652	$10,505
11/30/2017	$10,971	$10,638	$10,505
12/31/2017	$11,025	$10,687	$10,499
1/31/2018	$10,930	$10,564	$10,556
2/28/2018	$10,843	$10,464	$10,604
3/31/2018	$10,885	$10,531	$10,628
4/30/2018	$10,827	$10,452	$10,670
5/31/2018	$10,883	$10,527	$10,715
6/30/2018	$10,862	$10,514	$10,732
7/31/2018	$10,874	$10,516	$10,733
8/31/2018	$10,951	$10,584	$10,738
9/30/2018	$10,896	$10,516	$10,751
10/31/2018	$10,811	$10,433	$10,770
11/30/2018	$10,830	$10,495	$10,734
12/31/2018	$10,960	$10,688	$10,699
1/31/2019	$11,105	$10,801	$10,720
2/28/2019	$11,128	$10,795	$10,765
3/31/2019	$11,344	$11,002	$10,826
4/30/2019	$11,361	$11,005	$10,883
5/31/2019	$11,560	$11,201	$10,906
6/30/2019	$11,692	$11,341	$10,908
7/31/2019	$11,728	$11,366	$10,927
8/31/2019	$12,004	$11,661	$10,926
9/30/2019	$11,946	$11,599	$10,935
10/31/2019	$11,972	$11,634	$10,960
11/30/2019	$11,978	$11,628	$10,954
12/31/2019	$11,966	$11,620	$10,944
1/31/2020	$12,210	$11,843	$10,986
2/29/2020	$12,406	$12,056	$11,017
3/31/2020	$11,637	$11,985	$10,993
4/30/2020	$12,026	$12,198	$10,919
5/31/2020	$12,191	$12,255	$10,919
6/30/2020	$12,390	$12,332	$10,979
7/31/2020	$12,633	$12,517	$11,034
8/31/2020	$12,580	$12,416	$11,069
9/30/2020	$12,584	$12,409	$11,085
10/31/2020	$12,535	$12,353	$11,089
11/30/2020	$12,748	$12,475	$11,083
12/31/2020	$12,821	$12,492	$11,093
1/31/2021	$12,774	$12,402	$11,140
2/28/2021	$12,615	$12,223	$11,201
3/31/2021	$12,506	$12,071	$11,281
4/30/2021	$12,620	$12,166	$11,373
5/31/2021	$12,677	$12,206	$11,465
6/30/2021	$12,790	$12,291	$11,571
7/31/2021	$12,923	$12,429	$11,626
8/31/2021	$12,905	$12,405	$11,651
9/30/2021	$12,800	$12,298	$11,682
10/31/2021	$12,796	$12,294	$11,779
11/30/2021	$12,831	$12,331	$11,837
12/31/2021	$12,785	$12,299	$11,873
1/31/2022	$12,549	$12,034	$11,974
2/28/2022	$12,394	$11,900	$12,083
3/31/2022	$12,081	$11,569	$12,244
4/30/2022	$11,705	$11,130	$12,313
5/31/2022	$11,688	$11,202	$12,448
6/30/2022	$11,511	$11,026	$12,619
7/31/2022	$11,697	$11,296	$12,618
8/31/2022	$11,374	$10,977	$12,613
9/30/2022	$10,817	$10,502	$12,640
10/31/2022	$10,636	$10,366	$12,692
11/30/2022	$11,010	$10,748	$12,679
12/31/2022	$11,003	$10,699	$12,640
1/31/2023	$11,360	$11,028	$12,741
2/28/2023	$11,063	$10,743	$12,812
3/31/2023	$11,375	$11,016	$12,855
4/30/2023	$11,433	$11,083	$12,919
5/31/2023	$11,300	$10,962	$12,952
6/30/2023	$11,245	$10,923	$12,994
7/31/2023	$11,245	$10,915	$13,019
8/31/2023	$11,169	$10,846	$13,076
9/30/2023	$10,855	$10,570	$13,108
10/31/2023	$10,641	$10,403	$13,103
11/30/2023	$11,164	$10,874	$13,077
12/31/2023	$11,662	$11,291	$13,064
1/31/2024	$11,649	$11,260	$13,135
2/29/2024	$11,444	$11,100	$13,216
3/31/2024	$11,559	$11,203	$13,301
4/30/2024	$11,203	$10,920	$13,353
5/31/2024	$11,404	$11,105	$13,375
6/30/2024	$11,577	$11,210	$13,380
7/31/2024	$11,824	$11,472	$13,396
8/31/2024	$12,058	$11,637	$13,407
9/30/2024	$12,225	$11,793	$13,428
10/31/2024	$11,868	$11,500	$13,443
11/30/2024	$12,002	$11,622	$13,436
12/31/2024	$11,777	$11,432	$13,441

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class 1	0.99%	(0.32%)	1.65%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Consumer Price Index	2.89%	4.20%	3.00%

AssetsNet	$ 424,844,492
Holdings Count | Holding	574
Advisory Fees Paid, Amount	$ 1,748,462
InvestmentCompanyPortfolioTurnover	326.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$424,844,492
# of Portfolio Holdings	574
Portfolio Turnover Rate	326%
Total Advisory Fees Paid	$1,748,462

Holdings [Text Block]

Sector Diversification (% of net assets)

U.S. Treasury	37.6%
Corporate Obligations	14.6%
Other Mortgage-Backed Securities	11.5%
Federal National Mortgage Securities	11.3%
Federal Home Loan Mortgage Corporation	10.0%
Asset-Backed Securities	8.4%
Government National Mortgage Association	6.2%
Investment Companies	2.5%
Uniform Mortgage-Backed Security D	1.8%
Other	9.9%
Other Assets and Liabilities, Net	(13.8%)
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

U.S. Treasury Notes, 4.125%, 11/30/29	13.1%
U.S. Treasury Notes, 4.250%, 11/15/34	5.2%
U.S. Treasury Notes, 4.250%, 11/30/26	4.9%
U.S. Treasury Bonds, 4.500%, 11/15/54	3.9%
U.S. Treasury Bonds, 4.625%, 11/15/44	3.6%
U.S. Treasury Notes, 4.000%, 12/15/27	3.4%
Federal National Mortgage Association, 2.000%, 11/01/51	2.2%
Uniform Mortgage-Backed Security, TBA, 3.500%, 01/14/55	1.8%
U.S. Treasury Notes, 4.250%, 12/31/26	1.5%
Uniform Mortgage-Backed Security, TBA, 2.500%, 01/15/55	1.4%
Total	41.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000072677
Shareholder Report [Line Items]
Fund Name	SFT Core Bond Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about SFT Core Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Core Bond Fund (Class 2)	$78	0.78%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main drag on relative performance in 2024 was the Fund’s above-Bloomberg US Aggregate Bond Index duration throughout the year, which was extended alongside the rise in US Treasury rates given our belief that current US Treasury rates remain restrictive and exceed equilibrium conditions. Mitigating the duration drag was an overweight to front-end maturities as the yield curve steepened out (and longer maturities lagged) over the year.

From an allocation perspective, relative returns were dampened by an ongoing underweight to a corporate credit sector that continued to trade inordinately rich in the TCW team’s view. While this underweight acted as a headwind, firm pricing provided opportunities to reduce corporate credit and optimize existing holdings, leading to issue selection benefits within industries like cable-satellite, airlines, and non-cyclicals that outperformed the broader Bloomberg US Aggregate Bond Index. Countering the corporate underweight was an overweight across securitized sectors, with agency MBS constituting the largest position. The Fund’s overweight position to agency MBS was beneficial for the year as yield premiums fell and buying returned from banks and overseas investors. Yield premiums also fell across non-agency MBS to benefit the Fund’s performance in the period while also contributing attractive income. Meanwhile, with CMBS and ABS among the best performing securitized sectors, the Fund’s overweight positions to each benefitted relative returns, while additional contributions came from issue selection, led by single asset single borrower (SASB) CMBS deals and CLOs within ABS – both of which helped the Fund carry an overall yield advantage relative the Bloomberg US Aggregate Bond Index.

Performance Past Does Not Indicate Future [Text]	The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher.
Line Graph [Table Text Block]
	Class 2	Bloomberg U.S. Aggregate Bond Index	Consumer Price Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,234	$10,210	$9,953
2/28/2015	$10,156	$10,114	$9,996
3/31/2015	$10,200	$10,161	$10,056
4/30/2015	$10,180	$10,124	$10,076
5/31/2015	$10,167	$10,100	$10,128
6/30/2015	$10,054	$9,990	$10,163
7/31/2015	$10,097	$10,059	$10,164
8/31/2015	$10,055	$10,045	$10,149
9/30/2015	$10,103	$10,113	$10,134
10/31/2015	$10,095	$10,114	$10,129
11/30/2015	$10,061	$10,088	$10,108
12/31/2015	$10,016	$10,055	$10,073
1/31/2016	$10,130	$10,193	$10,090
2/29/2016	$10,175	$10,266	$10,098
3/31/2016	$10,278	$10,360	$10,141
4/30/2016	$10,345	$10,400	$10,190
5/31/2016	$10,380	$10,402	$10,231
6/30/2016	$10,550	$10,589	$10,265
7/31/2016	$10,658	$10,656	$10,249
8/31/2016	$10,692	$10,644	$10,257
9/30/2016	$10,692	$10,638	$10,282
10/31/2016	$10,640	$10,556	$10,295
11/30/2016	$10,416	$10,307	$10,279
12/31/2016	$10,453	$10,321	$10,282
1/31/2017	$10,497	$10,341	$10,342
2/28/2017	$10,591	$10,411	$10,374
3/31/2017	$10,592	$10,405	$10,383
4/30/2017	$10,678	$10,486	$10,414
5/31/2017	$10,768	$10,566	$10,422
6/30/2017	$10,769	$10,556	$10,432
7/31/2017	$10,827	$10,601	$10,425
8/31/2017	$10,917	$10,696	$10,456
9/30/2017	$10,878	$10,645	$10,511
10/31/2017	$10,904	$10,652	$10,505
11/30/2017	$10,891	$10,638	$10,505
12/31/2017	$10,943	$10,687	$10,499
1/31/2018	$10,846	$10,564	$10,556
2/28/2018	$10,758	$10,464	$10,604
3/31/2018	$10,797	$10,531	$10,628
4/30/2018	$10,737	$10,452	$10,670
5/31/2018	$10,790	$10,527	$10,715
6/30/2018	$10,767	$10,514	$10,732
7/31/2018	$10,777	$10,516	$10,733
8/31/2018	$10,851	$10,584	$10,738
9/30/2018	$10,795	$10,516	$10,751
10/31/2018	$10,708	$10,433	$10,770
11/30/2018	$10,725	$10,495	$10,734
12/31/2018	$10,851	$10,688	$10,699
1/31/2019	$10,993	$10,801	$10,720
2/28/2019	$11,013	$10,795	$10,765
3/31/2019	$11,224	$11,002	$10,826
4/30/2019	$11,239	$11,005	$10,883
5/31/2019	$11,433	$11,201	$10,906
6/30/2019	$11,561	$11,341	$10,908
7/31/2019	$11,595	$11,366	$10,927
8/31/2019	$11,865	$11,661	$10,926
9/30/2019	$11,805	$11,599	$10,935
10/31/2019	$11,829	$11,634	$10,960
11/30/2019	$11,832	$11,628	$10,954
12/31/2019	$11,817	$11,620	$10,944
1/31/2020	$12,056	$11,843	$10,986
2/29/2020	$12,247	$12,056	$11,017
3/31/2020	$11,485	$11,985	$10,993
4/30/2020	$11,867	$12,198	$10,919
5/31/2020	$12,027	$12,255	$10,919
6/30/2020	$12,221	$12,332	$10,979
7/31/2020	$12,458	$12,517	$11,034
8/31/2020	$12,403	$12,416	$11,069
9/30/2020	$12,405	$12,409	$11,085
10/31/2020	$12,354	$12,353	$11,089
11/30/2020	$12,561	$12,475	$11,083
12/31/2020	$12,631	$12,492	$11,093
1/31/2021	$12,582	$12,402	$11,140
2/28/2021	$12,422	$12,223	$11,201
3/31/2021	$12,312	$12,071	$11,281
4/30/2021	$12,422	$12,166	$11,373
5/31/2021	$12,475	$12,206	$11,465
6/30/2021	$12,584	$12,291	$11,571
7/31/2021	$12,713	$12,429	$11,626
8/31/2021	$12,692	$12,405	$11,651
9/30/2021	$12,586	$12,298	$11,682
10/31/2021	$12,579	$12,294	$11,779
11/30/2021	$12,611	$12,331	$11,837
12/31/2021	$12,563	$12,299	$11,873
1/31/2022	$12,329	$12,034	$11,974
2/28/2022	$12,174	$11,900	$12,083
3/31/2022	$11,864	$11,569	$12,244
4/30/2022	$11,493	$11,130	$12,313
5/31/2022	$11,473	$11,202	$12,448
6/30/2022	$11,297	$11,026	$12,619
7/31/2022	$11,478	$11,296	$12,618
8/31/2022	$11,158	$10,977	$12,613
9/30/2022	$10,610	$10,502	$12,640
10/31/2022	$10,428	$10,366	$12,692
11/30/2022	$10,792	$10,748	$12,679
12/31/2022	$10,783	$10,699	$12,640
1/31/2023	$11,131	$11,028	$12,741
2/28/2023	$10,837	$10,743	$12,812
3/31/2023	$11,141	$11,016	$12,855
4/30/2023	$11,195	$11,083	$12,919
5/31/2023	$11,063	$10,962	$12,952
6/30/2023	$11,007	$10,923	$12,994
7/31/2023	$11,004	$10,915	$13,019
8/31/2023	$10,928	$10,846	$13,076
9/30/2023	$10,618	$10,570	$13,108
10/31/2023	$10,407	$10,403	$13,103
11/30/2023	$10,916	$10,874	$13,077
12/31/2023	$11,400	$11,291	$13,064
1/31/2024	$11,385	$11,260	$13,135
2/29/2024	$11,182	$11,100	$13,216
3/31/2024	$11,293	$11,203	$13,301
4/30/2024	$10,943	$10,920	$13,353
5/31/2024	$11,136	$11,105	$13,375
6/30/2024	$11,304	$11,210	$13,380
7/31/2024	$11,542	$11,472	$13,396
8/31/2024	$11,768	$11,637	$13,407
9/30/2024	$11,928	$11,793	$13,428
10/31/2024	$11,577	$11,500	$13,443
11/30/2024	$11,706	$11,622	$13,436
12/31/2024	$11,484	$11,432	$13,441

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class 2	0.73%	(0.57%)	1.39%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Consumer Price Index	2.89%	4.20%	3.00%

AssetsNet	$ 424,844,492
Holdings Count | Holding	574
Advisory Fees Paid, Amount	$ 1,748,462
InvestmentCompanyPortfolioTurnover	326.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$424,844,492
# of Portfolio Holdings	574
Portfolio Turnover Rate	326%
Total Advisory Fees Paid	$1,748,462

Holdings [Text Block]

Sector Diversification (% of net assets)

U.S. Treasury	37.6%
Corporate Obligations	14.6%
Other Mortgage-Backed Securities	11.5%
Federal National Mortgage Securities	11.3%
Federal Home Loan Mortgage Corporation	10.0%
Asset-Backed Securities	8.4%
Government National Mortgage Association	6.2%
Investment Companies	2.5%
Uniform Mortgage-Backed Security D	1.8%
Other	9.9%
Other Assets and Liabilities, Net	(13.8%)
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

U.S. Treasury Notes, 4.125%, 11/30/29	13.1%
U.S. Treasury Notes, 4.250%, 11/15/34	5.2%
U.S. Treasury Notes, 4.250%, 11/30/26	4.9%
U.S. Treasury Bonds, 4.500%, 11/15/54	3.9%
U.S. Treasury Bonds, 4.625%, 11/15/44	3.6%
U.S. Treasury Notes, 4.000%, 12/15/27	3.4%
Federal National Mortgage Association, 2.000%, 11/01/51	2.2%
Uniform Mortgage-Backed Security, TBA, 3.500%, 01/14/55	1.8%
U.S. Treasury Notes, 4.250%, 12/31/26	1.5%
Uniform Mortgage-Backed Security, TBA, 2.500%, 01/15/55	1.4%
Total	41.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000140836
Shareholder Report [Line Items]
Fund Name	SFT Macquarie Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about SFT Macquarie Growth Fund (formerly, the SFT Delaware Ivy℠ Growth Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Macquarie Growth Fund (Class 2)	$106	0.95%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Russell 1000 Growth Index continued to make record highs throughout the year and concentration among the top market capitalization companies reached unprecedented levels. To end the year, the top 10 stocks in the Russell 1000 Growth Index accounted for 78.5% of its returns, highlighting the market’s narrow focus on just a few dominant investment themes. The artificial intelligence (AI) boom along with the proliferation of glucagon-like peptide-1 (GLP-1) stocks led returns.

For the fiscal year 2024, the Fund posted positive absolute returns but underperformed its benchmark, the Russell 1000 Growth Index. Our quality-focused investment approach struggled in a market where only 20% of stocks outperformed the benchmark, many lacking classic quality traits.

Sector-wise, stock selection in communication services, information technology, and financials were the largest detractors to the Fund’s performance, while an underweight in consumer staples helped the Fund’s performance. The Fund’s lower beta exposure relative to its benchmark was a major headwind. Increasing beta, would have required the Fund to increase exposure to certain AI themed companies, which we believe offers limited long-term returns.

Key individual stock detractors to the Fund’s performance included CoStar Group Inc., not owning Broadcom Inc., and the Fund’s position in VeriSign Inc. CoStar faced concerns over its new business vertical, Homes.com, which has not yet demonstrated evidence it will generate returns on the company’s large investment. However, we believe the core business remains strong. Broadcom historically didn't fit our quality criteria. VeriSign, despite its monopoly status, saw declines due to weak demand for internet domain registrations, particularly from China.

Conversely, our position in Motorola Solutions Inc., and not owning Merck & Co. Inc. or Advanced Micro Devices Inc., contributed positively to the Fund’s performance. Motorola's strong presence in the first-responder market and its expansion into cloud-based video supported its performance. We slightly reduced our stake in Motorola due to valuation concerns.

Performance Past Does Not Indicate Future [Text]	The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher.
No Deduction of Taxes [Text Block]
	SFT Macquarie Growth Fund	Russell 1000® Growth Index	Consumer Price Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,038	$9,847	$9,953
2/28/2015	$10,654	$10,503	$9,996
3/31/2015	$10,499	$10,384	$10,056
4/30/2015	$10,344	$10,436	$10,076
5/31/2015	$10,520	$10,583	$10,128
6/30/2015	$10,515	$10,396	$10,163
7/31/2015	$10,873	$10,749	$10,164
8/31/2015	$10,167	$10,096	$10,149
9/30/2015	$9,917	$9,846	$10,134
10/31/2015	$10,821	$10,694	$10,129
11/30/2015	$10,846	$10,724	$10,108
12/31/2015	$10,674	$10,567	$10,073
1/31/2016	$9,966	$9,977	$10,090
2/29/2016	$9,709	$9,973	$10,098
3/31/2016	$10,294	$10,645	$10,141
4/30/2016	$10,256	$10,548	$10,190
5/31/2016	$10,457	$10,753	$10,231
6/30/2016	$10,236	$10,711	$10,265
7/31/2016	$10,840	$11,216	$10,249
8/31/2016	$10,828	$11,160	$10,257
9/30/2016	$10,939	$11,201	$10,282
10/31/2016	$10,617	$10,938	$10,295
11/30/2016	$10,752	$11,176	$10,279
12/31/2016	$10,771	$11,314	$10,282
1/31/2017	$11,200	$11,696	$10,342
2/28/2017	$11,600	$12,182	$10,374
3/31/2017	$11,727	$12,322	$10,383
4/30/2017	$11,989	$12,604	$10,414
5/31/2017	$12,359	$12,932	$10,422
6/30/2017	$12,186	$12,898	$10,432
7/31/2017	$12,644	$13,241	$10,425
8/31/2017	$12,926	$13,483	$10,456
9/30/2017	$13,116	$13,659	$10,511
10/31/2017	$13,604	$14,188	$10,505
11/30/2017	$13,820	$14,619	$10,505
12/31/2017	$13,918	$14,733	$10,499
1/31/2018	$15,088	$15,776	$10,556
2/28/2018	$14,871	$15,363	$10,604
3/31/2018	$14,494	$14,941	$10,628
4/30/2018	$14,570	$14,994	$10,670
5/31/2018	$15,263	$15,651	$10,715
6/30/2018	$15,353	$15,801	$10,732
7/31/2018	$15,678	$16,265	$10,733
8/31/2018	$16,449	$17,155	$10,738
9/30/2018	$16,661	$17,251	$10,751
10/31/2018	$15,195	$15,708	$10,770
11/30/2018	$15,439	$15,875	$10,734
12/31/2018	$14,225	$14,510	$10,699
1/31/2019	$15,349	$15,814	$10,720
2/28/2019	$16,055	$16,380	$10,765
3/31/2019	$16,488	$16,846	$10,826
4/30/2019	$17,209	$17,607	$10,883
5/31/2019	$16,501	$16,495	$10,906
6/30/2019	$17,622	$17,628	$10,908
7/31/2019	$17,943	$18,026	$10,927
8/31/2019	$17,998	$17,888	$10,926
9/30/2019	$17,956	$17,890	$10,935
10/31/2019	$18,188	$18,394	$10,960
11/30/2019	$18,872	$19,210	$10,954
12/31/2019	$19,415	$19,790	$10,944
1/31/2020	$19,917	$20,232	$10,986
2/29/2020	$18,637	$18,854	$11,017
3/31/2020	$16,882	$17,000	$10,993
4/30/2020	$19,078	$19,515	$10,919
5/31/2020	$20,434	$20,825	$10,919
6/30/2020	$21,147	$21,732	$10,979
7/31/2020	$22,505	$23,404	$11,034
8/31/2020	$24,623	$25,819	$11,069
9/30/2020	$23,430	$24,604	$11,085
10/31/2020	$22,511	$23,769	$11,089
11/30/2020	$24,464	$26,203	$11,083
12/31/2020	$25,375	$27,408	$11,093
1/31/2021	$24,692	$27,205	$11,140
2/28/2021	$25,045	$27,199	$11,201
3/31/2021	$25,754	$27,666	$11,281
4/30/2021	$27,703	$29,548	$11,373
5/31/2021	$27,691	$29,140	$11,465
6/30/2021	$29,204	$30,968	$11,571
7/31/2021	$30,216	$31,988	$11,626
8/31/2021	$31,428	$33,184	$11,651
9/30/2021	$29,567	$31,326	$11,682
10/31/2021	$31,935	$34,039	$11,779
11/30/2021	$31,923	$34,247	$11,837
12/31/2021	$33,060	$34,971	$11,873
1/31/2022	$30,413	$31,970	$11,974
2/28/2022	$28,809	$30,612	$12,083
3/31/2022	$30,019	$31,809	$12,244
4/30/2022	$26,421	$27,968	$12,313
5/31/2022	$25,950	$27,318	$12,448
6/30/2022	$24,125	$25,154	$12,619
7/31/2022	$26,985	$28,173	$12,618
8/31/2022	$25,543	$26,861	$12,613
9/30/2022	$22,933	$24,249	$12,640
10/31/2022	$24,455	$25,667	$12,692
11/30/2022	$25,647	$26,836	$12,679
12/31/2022	$24,082	$24,782	$12,640
1/31/2023	$26,103	$26,847	$12,741
2/28/2023	$25,141	$26,528	$12,812
3/31/2023	$27,175	$28,342	$12,855
4/30/2023	$28,063	$28,621	$12,919
5/31/2023	$28,942	$29,926	$12,952
6/30/2023	$30,654	$31,972	$12,994
7/31/2023	$31,239	$33,050	$13,019
8/31/2023	$31,097	$32,753	$13,076
9/30/2023	$29,331	$30,972	$13,108
10/31/2023	$28,986	$30,531	$13,103
11/30/2023	$32,207	$33,859	$13,077
12/31/2023	$33,224	$35,358	$13,064
1/31/2024	$34,031	$36,240	$13,135
2/29/2024	$35,789	$38,713	$13,216
3/31/2024	$36,452	$39,394	$13,301
4/30/2024	$34,681	$37,723	$13,353
5/31/2024	$36,374	$39,981	$13,375
6/30/2024	$38,385	$42,677	$13,380
7/31/2024	$38,641	$41,951	$13,396
8/31/2024	$39,458	$42,825	$13,407
9/30/2024	$39,961	$44,038	$13,428
10/31/2024	$39,704	$43,893	$13,443
11/30/2024	$41,789	$46,740	$13,436
12/31/2024	$41,182	$47,152	$13,441

Material Change Date	Dec. 31, 2024
AssetsNet	$ 648,358,506
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 4,057,709
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$648,358,506
# of Portfolio Holdings	38
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$4,057,709

Holdings [Text Block]

Sector Diversification (% of net assets)

Information Technology	43.4%
Financial	12.2%
Consumer Discretionary	11.9%
Health Care	9.7%
Communication Services	9.2%
Industrials	7.7%
Real Estate	3.2%
Consumer Staples	2.1%
Investment Companies	0.7%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Microsoft Corp.	12.4%
NVIDIA Corp.	10.5%
Amazon.com, Inc.	7.5%
Apple, Inc.	7.3%
Alphabet, Inc., Class A	6.8%
Visa, Inc., Class A	4.6%
UnitedHealth Group, Inc.	3.1%
Salesforce, Inc.	3.0%
Motorola Solutions, Inc.	3.0%
Intercontinental Exchange, Inc.	2.9%
Total	61.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024.

Macquarie Asset Management, the asset management division of Macquarie Group Limited (collectively, “Macquarie”), has announced that the flagship product brands of each of its U.S. investment offerings would transition to a unified “Macquarie” brand on or before the December 31, 2024 (the “Macquarie Brand Transition”). The Macquarie Brand Transition includes each of the mutual funds offered by Macquarie within its Delaware Funds by the Macquarie fund family, which it has announced the intent to rebrand as the “Macquarie Funds” on December 31, 2024.

 At a meeting of the Board of Trustees (the “Board”) of the Trust held on October 31, 2024, the Board voted unanimously to approve changing the names of the Fund, effective as of December 31, 2024 (the “Effective Date”), to remain aligned with the new naming convention of the Macquarie Funds. Accordingly, as of the Effective Date the name of the Fund is changed, and each related reference to the Fund is hereby replaced in the Prospectus and SAI, as follows:

Material Fund Change Name [Text Block]

Macquarie Asset Management, the asset management division of Macquarie Group Limited (collectively, “Macquarie”), has announced that the flagship product brands of each of its U.S. investment offerings would transition to a unified “Macquarie” brand on or before the December 31, 2024 (the “Macquarie Brand Transition”). The Macquarie Brand Transition includes each of the mutual funds offered by Macquarie within its Delaware Funds by the Macquarie fund family, which it has announced the intent to rebrand as the “Macquarie Funds” on December 31, 2024.

 At a meeting of the Board of Trustees (the “Board”) of the Trust held on October 31, 2024, the Board voted unanimously to approve changing the names of the Fund, effective as of December 31, 2024 (the “Effective Date”), to remain aligned with the new naming convention of the Macquarie Funds. Accordingly, as of the Effective Date the name of the Fund is changed, and each related reference to the Fund is hereby replaced in the Prospectus and SAI, as follows:

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024.
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000140837
Shareholder Report [Line Items]
Fund Name	SFT Macquarie Small Cap Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about SFT Macquarie Small Cap Growth Fund (formerly, the SFT Delaware Ivy℠ Small Cap Growth Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Macquarie Small Cap Growth Fund (Class 2)	$140	1.31%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

GDP estimates rose throughout 2024, and corporate sales and earnings growth exceeded earlier expectations, particularly for the mega-cap “Magnificent Seven” stocks in the S&P 500® Index. The yield curve shifted from inverted to positive, and credit spreads tightened, reflecting a healthy economy and profits, which eased default concerns. High yield spread movement supported a rally in small-cap stocks, although they underperformed mid- and large-cap growth stocks for the eighth consecutive year. Within small-caps, growth stocks outperformed value stocks, driven by speculative surges in bitcoin-related and quantum-computer-related companies, and infrastructure spending to support AI advancements.

For the fiscal year ended December 31, 2024, the Fund performed in line with its benchmark, the Russell 2000® Growth Index. The Fund saw strong performance in most sectors except for the IT and consumer staples sectors. Key contributors to the Fund’s performance included Abercrombie & Fitch Co., Modine Manufacturing Co., and Universal Technical Institute Inc. Healthcare sector gains were driven by companies like Insmed Inc. and Vericel Corp. The industrials sector benefited from strong domestic infrastructure spending, with Construction Partners Inc. making a sizable contribution. The financials sector was led by Houlihan Lokey Inc., Palomar Insurance Corp., and Western Alliance. Energy and communications sectors were boosted by Imax Corp. and Cactus Inc.

The IT sector underperformed despite significant investment in AI-related infrastructure. Companies like Lumentum Holdings Inc. and MACOM Technology Solutions Inc. benefited, but software stocks struggled. Cyber security stocks like CyberArk Software Inc. and Rubrik Inc. outperformed. The consumer staples sector's underperformance was mainly due to MGP Ingredients Inc., while BellRing Brands Inc. and Vital Farms Inc. were material winners.

The Fund is actively managed, with the primary goal of providing growth of capital. Notable changes in absolute positioning during the period included increased exposure to information technology and health care and a lower allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher.
No Deduction of Taxes [Text Block]
	SFT Macquarie Small Cap Growth Fund	Russell 2000® Growth Index	Consumer Price Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,644	$9,772	$9,953
2/28/2015	$10,356	$10,475	$9,996
3/31/2015	$10,485	$10,663	$10,056
4/30/2015	$10,215	$10,349	$10,076
5/31/2015	$10,477	$10,730	$10,128
6/30/2015	$10,890	$10,874	$10,163
7/31/2015	$11,065	$10,918	$10,164
8/31/2015	$10,451	$10,091	$10,149
9/30/2015	$9,878	$9,453	$10,134
10/31/2015	$10,241	$9,990	$10,129
11/30/2015	$10,083	$10,356	$10,108
12/31/2015	$9,634	$9,862	$10,073
1/31/2016	$9,005	$8,793	$10,090
2/29/2016	$9,051	$8,731	$10,098
3/31/2016	$9,884	$9,400	$10,141
4/30/2016	$10,153	$9,494	$10,190
5/31/2016	$10,217	$9,750	$10,231
6/30/2016	$10,621	$9,705	$10,265
7/31/2016	$11,089	$10,339	$10,249
8/31/2016	$11,296	$10,449	$10,257
9/30/2016	$11,371	$10,600	$10,282
10/31/2016	$10,753	$9,941	$10,295
11/30/2016	$11,716	$10,830	$10,279
12/31/2016	$11,666	$10,978	$10,282
1/31/2017	$11,967	$11,156	$10,342
2/28/2017	$12,435	$11,430	$10,374
3/31/2017	$12,586	$11,565	$10,383
4/30/2017	$12,758	$11,778	$10,414
5/31/2017	$12,893	$11,671	$10,422
6/30/2017	$13,325	$12,073	$10,432
7/31/2017	$13,286	$12,176	$10,425
8/31/2017	$13,154	$12,161	$10,456
9/30/2017	$13,842	$12,823	$10,511
10/31/2017	$14,033	$13,022	$10,505
11/30/2017	$14,535	$13,396	$10,505
12/31/2017	$14,618	$13,411	$10,499
1/31/2018	$15,220	$13,934	$10,556
2/28/2018	$15,125	$13,538	$10,604
3/31/2018	$15,293	$13,720	$10,628
4/30/2018	$15,373	$13,733	$10,670
5/31/2018	$16,258	$14,598	$10,715
6/30/2018	$16,405	$14,712	$10,732
7/31/2018	$16,293	$14,965	$10,733
8/31/2018	$17,889	$15,897	$10,738
9/30/2018	$17,577	$15,525	$10,751
10/31/2018	$15,656	$13,560	$10,770
11/30/2018	$16,011	$13,772	$10,734
12/31/2018	$14,043	$12,163	$10,699
1/31/2019	$15,924	$13,568	$10,720
2/28/2019	$16,726	$14,444	$10,765
3/31/2019	$16,529	$14,248	$10,826
4/30/2019	$17,215	$14,682	$10,883
5/31/2019	$16,380	$13,593	$10,906
6/30/2019	$17,447	$14,640	$10,908
7/31/2019	$17,607	$14,783	$10,927
8/31/2019	$16,594	$14,145	$10,926
9/30/2019	$16,084	$14,029	$10,935
10/31/2019	$16,190	$14,428	$10,960
11/30/2019	$17,260	$15,278	$10,954
12/31/2019	$17,365	$15,628	$10,944
1/31/2020	$17,773	$15,456	$10,986
2/29/2020	$16,621	$14,340	$11,017
3/31/2020	$13,648	$11,601	$10,993
4/30/2020	$15,621	$13,329	$10,919
5/31/2020	$16,980	$14,589	$10,919
6/30/2020	$17,280	$15,149	$10,979
7/31/2020	$18,488	$15,670	$11,034
8/31/2020	$19,304	$16,589	$11,069
9/30/2020	$18,819	$16,234	$11,085
10/31/2020	$19,069	$16,357	$11,089
11/30/2020	$21,432	$19,241	$11,083
12/31/2020	$23,662	$21,040	$11,093
1/31/2021	$24,322	$22,054	$11,140
2/28/2021	$25,275	$22,782	$11,201
3/31/2021	$24,796	$22,066	$11,281
4/30/2021	$26,051	$22,547	$11,373
5/31/2021	$25,341	$21,903	$11,465
6/30/2021	$26,183	$22,930	$11,571
7/31/2021	$26,284	$22,095	$11,626
8/31/2021	$26,530	$22,496	$11,651
9/30/2021	$25,360	$21,634	$11,682
10/31/2021	$26,137	$22,647	$11,779
11/30/2021	$24,171	$21,541	$11,837
12/31/2021	$24,745	$21,636	$11,873
1/31/2022	$22,046	$18,736	$11,974
2/28/2022	$22,285	$18,818	$12,083
3/31/2022	$22,844	$18,904	$12,244
4/30/2022	$20,268	$16,585	$12,313
5/31/2022	$19,606	$16,272	$12,448
6/30/2022	$18,061	$15,264	$12,619
7/31/2022	$19,936	$16,973	$12,618
8/31/2022	$19,516	$16,814	$12,613
9/30/2022	$17,965	$15,301	$12,640
10/31/2022	$19,717	$16,754	$12,692
11/30/2022	$19,554	$17,026	$12,679
12/31/2022	$18,095	$15,933	$12,640
1/31/2023	$19,755	$17,518	$12,741
2/28/2023	$19,920	$17,329	$12,812
3/31/2023	$19,554	$16,901	$12,855
4/30/2023	$19,110	$16,705	$12,919
5/31/2023	$18,576	$16,708	$12,952
6/30/2023	$20,277	$18,093	$12,994
7/31/2023	$21,194	$18,939	$13,019
8/31/2023	$20,175	$17,953	$13,076
9/30/2023	$19,061	$16,769	$13,108
10/31/2023	$17,311	$15,476	$13,103
11/30/2023	$18,947	$16,885	$13,077
12/31/2023	$20,408	$18,906	$13,064
1/31/2024	$20,457	$18,300	$13,135
2/29/2024	$22,345	$19,787	$13,216
3/31/2024	$22,817	$20,340	$13,301
4/30/2024	$21,283	$18,774	$13,353
5/31/2024	$21,858	$19,779	$13,375
6/30/2024	$22,111	$19,746	$13,380
7/31/2024	$23,282	$21,363	$13,396
8/31/2024	$23,483	$21,126	$13,407
9/30/2024	$23,152	$21,407	$13,428
10/31/2024	$22,394	$21,123	$13,443
11/30/2024	$24,991	$23,713	$13,436
12/31/2024	$23,290	$21,772	$13,441

Material Change Date	Dec. 31, 2024
AssetsNet	$ 159,093,677
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 1,343,672
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$159,093,677
# of Portfolio Holdings	82
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$1,343,672

Holdings [Text Block]

Sector Diversification (% of net assets)

Information Technology	26.7%
Health Care	22.7%
Industrials	21.0%
Consumer Discretionary	10.2%
Financial	7.5%
Investment Companies	3.2%
Consumer Staples	2.8%
Materials	2.6%
Communication Services	2.1%
Other	1.3%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Vericel Corp.	2.7%
CyberArk Software Ltd.	2.3%
Integer Holdings Corp.	2.3%
Clean Harbors, Inc.	2.2%
ATI, Inc.	2.2%
IMAX Corp.	2.1%
Parsons Corp.	2.1%
OSI Systems, Inc.	2.1%
Descartes Systems Group, Inc.	2.1%
Construction Partners, Inc., Class A	2.0%
Total	22.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024.

Macquarie Asset Management, the asset management division of Macquarie Group Limited (collectively, “Macquarie”), has announced that the flagship product brands of each of its U.S. investment offerings would transition to a unified “Macquarie” brand on or before the December 31, 2024 (the “Macquarie Brand Transition”). The Macquarie Brand Transition includes each of the mutual funds offered by Macquarie within its Delaware Funds by the Macquarie fund family, which it has announced the intent to rebrand as the “Macquarie Funds” on December 31, 2024.

At a meeting of the Board of Trustees (the “Board”) of the Trust held on October 31, 2024, the Board voted unanimously to approve changing the names of the Fund, effective as of December 31, 2024 (the “Effective Date”), to remain aligned with the new naming convention of the Macquarie Funds. Accordingly, as of the Effective Date the name of the Fund is changed, and each related reference to the Funds is hereby replaced in the Prospectus and SAI, as follows:

Material Fund Change Name [Text Block]

Macquarie Asset Management, the asset management division of Macquarie Group Limited (collectively, “Macquarie”), has announced that the flagship product brands of each of its U.S. investment offerings would transition to a unified “Macquarie” brand on or before the December 31, 2024 (the “Macquarie Brand Transition”). The Macquarie Brand Transition includes each of the mutual funds offered by Macquarie within its Delaware Funds by the Macquarie fund family, which it has announced the intent to rebrand as the “Macquarie Funds” on December 31, 2024.

At a meeting of the Board of Trustees (the “Board”) of the Trust held on October 31, 2024, the Board voted unanimously to approve changing the names of the Fund, effective as of December 31, 2024 (the “Effective Date”), to remain aligned with the new naming convention of the Macquarie Funds. Accordingly, as of the Effective Date the name of the Fund is changed, and each related reference to the Funds is hereby replaced in the Prospectus and SAI, as follows:

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024.
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000162345
Shareholder Report [Line Items]
Fund Name	SFT Equity Stabilization Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about SFT Equity Stabilization Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Equity Stabilization Fund (Class 2)	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

United States (US) equity markets rose over the trailing twelve-month period ending December 31, 2024, with the S&P 500 reaching a new record high during the year. This was driven by the so-called “Magnificent Seven” technology names. Amid concerns about slowing economic activity and the cooling labor market, the U.S. Federal Reserve (Fed) began easing monetary policy in September delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice and indicated a slower pace of cuts in 2025.

The ETFs the Fund utilizes to gain exposure to both the domestic and international equity markets, outperformed the corresponding domestic and international equity indexes within the Fund’s Blended Benchmark Index for the calendar year 2024. The top contributing ETFs within the Fund were the iShares MSCI USA Min Vol Factor ETF and iShares Core High Dividend ETF.  The largest detractor from performance was the iShares MSCI EAFE Min Vol Factor ETF.

Performance Past Does Not Indicate Future [Text]	The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher.
Performance Inception Date	Nov. 18, 2015
No Deduction of Taxes [Text Block]
	SFT Equity Stabilization Fund	SP500LV / BMI Low Volatility / BUS 3mth Treasury	Consumer Price Index
11/18/2015	$10,000	$10,000	$10,000
11/30/2015	$10,040	$10,048	$9,979
12/31/2015	$10,064	$10,020	$9,945
1/31/2016	$10,091	$9,829	$9,961
2/29/2016	$10,094	$9,923	$9,969
3/31/2016	$10,359	$10,433	$10,012
4/30/2016	$10,374	$10,423	$10,060
5/31/2016	$10,431	$10,516	$10,101
6/30/2016	$10,589	$10,867	$10,135
7/31/2016	$10,768	$10,978	$10,118
8/31/2016	$10,637	$10,831	$10,127
9/30/2016	$10,661	$10,785	$10,151
10/31/2016	$10,350	$10,558	$10,164
11/30/2016	$10,285	$10,541	$10,148
12/31/2016	$10,483	$10,737	$10,151
1/31/2017	$10,617	$10,860	$10,210
2/28/2017	$10,916	$11,198	$10,242
3/31/2017	$11,017	$11,247	$10,251
4/30/2017	$11,105	$11,365	$10,281
5/31/2017	$11,387	$11,628	$10,290
6/30/2017	$11,355	$11,618	$10,299
7/31/2017	$11,547	$11,777	$10,292
8/31/2017	$11,594	$11,846	$10,323
9/30/2017	$11,705	$11,924	$10,378
10/31/2017	$11,830	$12,080	$10,371
11/30/2017	$12,082	$12,400	$10,371
12/31/2017	$12,195	$12,347	$10,365
1/31/2018	$12,607	$12,639	$10,422
2/28/2018	$11,974	$12,204	$10,469
3/31/2018	$11,931	$12,257	$10,492
4/30/2018	$11,936	$12,259	$10,534
5/31/2018	$11,943	$12,288	$10,578
6/30/2018	$11,963	$12,375	$10,595
7/31/2018	$12,325	$12,698	$10,596
8/31/2018	$12,444	$12,821	$10,602
9/30/2018	$12,555	$12,798	$10,614
10/31/2018	$11,953	$12,449	$10,633
11/30/2018	$12,216	$12,866	$10,597
12/31/2018	$11,594	$12,238	$10,563
1/31/2019	$11,944	$12,899	$10,583
2/28/2019	$12,240	$13,269	$10,628
3/31/2019	$12,436	$13,499	$10,688
4/30/2019	$12,663	$13,715	$10,745
5/31/2019	$12,241	$13,631	$10,767
6/30/2019	$12,843	$14,067	$10,769
7/31/2019	$12,829	$14,147	$10,788
8/31/2019	$12,804	$14,356	$10,787
9/30/2019	$12,992	$14,620	$10,795
10/31/2019	$13,137	$14,636	$10,820
11/30/2019	$13,251	$14,649	$10,814
12/31/2019	$13,527	$14,850	$10,804
1/31/2020	$13,442	$15,138	$10,846
2/29/2020	$12,690	$14,045	$10,876
3/31/2020	$12,245	$12,503	$10,853
4/30/2020	$12,142	$13,081	$10,780
5/31/2020	$12,226	$13,167	$10,780
6/30/2020	$11,997	$13,156	$10,839
7/31/2020	$12,094	$13,743	$10,894
8/31/2020	$12,434	$14,112	$10,928
9/30/2020	$12,194	$13,940	$10,943
10/31/2020	$11,862	$13,599	$10,948
11/30/2020	$12,491	$14,306	$10,941
12/31/2020	$12,804	$14,560	$10,951
1/31/2021	$12,578	$14,387	$10,998
2/28/2021	$12,618	$14,259	$11,058
3/31/2021	$13,114	$14,956	$11,137
4/30/2021	$13,396	$15,346	$11,228
5/31/2021	$13,623	$15,512	$11,319
6/30/2021	$13,701	$15,518	$11,424
7/31/2021	$13,936	$15,942	$11,478
8/31/2021	$14,151	$16,149	$11,502
9/30/2021	$13,593	$15,571	$11,533
10/31/2021	$14,073	$16,101	$11,629
11/30/2021	$13,710	$15,872	$11,686
12/31/2021	$14,363	$16,960	$11,722
1/31/2022	$13,847	$16,401	$11,821
2/28/2022	$13,591	$16,154	$11,929
3/31/2022	$13,714	$16,759	$12,088
4/30/2022	$13,216	$16,418	$12,156
5/31/2022	$13,290	$16,342	$12,290
6/30/2022	$12,921	$15,717	$12,458
7/31/2022	$13,218	$16,234	$12,457
8/31/2022	$12,712	$15,942	$12,452
9/30/2022	$12,013	$14,865	$12,479
10/31/2022	$12,485	$15,521	$12,530
11/30/2022	$13,224	$16,308	$12,517
12/31/2022	$12,969	$16,180	$12,479
1/31/2023	$13,295	$16,326	$12,579
2/28/2023	$12,843	$15,918	$12,649
3/31/2023	$13,219	$16,147	$12,691
4/30/2023	$13,476	$16,524	$12,755
5/31/2023	$13,019	$15,900	$12,787
6/30/2023	$13,484	$16,361	$12,828
7/31/2023	$13,784	$16,541	$12,853
8/31/2023	$13,528	$16,175	$12,909
9/30/2023	$13,089	$15,736	$12,941
10/31/2023	$12,857	$15,634	$12,936
11/30/2023	$13,545	$16,340	$12,910
12/31/2023	$13,984	$16,746	$12,897
1/31/2024	$14,075	$16,852	$12,968
2/29/2024	$14,348	$17,000	$13,048
3/31/2024	$14,759	$17,395	$13,132
4/30/2024	$14,304	$17,001	$13,183
5/31/2024	$14,726	$17,347	$13,205
6/30/2024	$14,825	$17,301	$13,210
7/31/2024	$15,403	$17,966	$13,225
8/31/2024	$15,887	$18,726	$13,236
9/30/2024	$16,006	$18,941	$13,257
10/31/2024	$15,682	$18,651	$13,272
11/30/2024	$16,080	$19,317	$13,265
12/31/2024	$15,366	$18,462	$13,270

AssetsNet	$ 279,607,180
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 1,678,932
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$279,607,180
# of Portfolio Holdings	9
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$1,678,932

Holdings [Text Block]

Sector Diversification (% of net assets)

Investment Companies	97.3%
Purchased Options	0.1%
Other Assets and Liabilities, Net	2.6%
Total	100.0%

Largest Holdings [Text Block]

Top Largest Holdings (% of Net Assets)

iShares MSCI USA Min Vol Factor ETF	33.6%
iShares MSCI EAFE Min Vol Factor ETF	20.3%
iShares Core High Dividend ETF	18.5%
iShares Short Duration Bond Active ETF	5.8%
iShares MSCI Emerging Markets Min Vol Factor ETF	5.0%
iShares MSCI Germany ETF	3.1%
CBOE Volatility Index, 20.000%, 02/19/25	0.1%
S&P 500 Index, 5635.000%, 01/31/25	0.0%
Total	86.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000004536
Shareholder Report [Line Items]
Fund Name	SFT Government Money Market Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about SFT Government Money Market Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Government Money Market Fund (Class 2)	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

After holding rates steady for much of the 2024 calendar year, the Federal Reserve (the “Fed”) began cutting rates for the last three consecutive Federal Open Market Committee (“FOMC”) meetings for a total of 100 basis points. The Fed Funds Upper Bound moved from 5.50% at the start of the year to 4.50% at the end of the year. The front end of U.S. Treasury curve was inverted 64 basis points at the start of the year, continuing a pattern that was set in late 2022. By the end of 2024, that inversion was only 13 basis points while the rest of the curve also normalized.

The inverted yield curve gave no advantage to move out to longer dated instruments and the Fund was able to take advantage of the yields on the short end as well as pick up incremental yield in Agency Discount Notes.  After the December FOMC meeting, the markets adjusted the rate cut expectations in 2025 from four to just two.  As yields continue to move upward sloping on the front end of the yield curve, the Fund is positioned to take on duration.

Performance Past Does Not Indicate Future [Text]	The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher.
No Deduction of Taxes [Text Block]
	SFT Government Money Market Fund	Bloomberg U.S. 3 Month Treasury Bellwether Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,000	$10,001
2/28/2015	$10,000	$10,001
3/31/2015	$10,000	$10,000
4/30/2015	$10,000	$10,001
5/31/2015	$10,000	$10,001
6/30/2015	$10,000	$10,001
7/31/2015	$10,000	$10,001
8/31/2015	$10,000	$10,002
9/30/2015	$10,000	$10,004
10/31/2015	$10,000	$10,003
11/30/2015	$10,000	$10,004
12/31/2015	$10,000	$10,007
1/31/2016	$10,000	$10,006
2/29/2016	$10,000	$10,010
3/31/2016	$10,000	$10,015
4/30/2016	$10,000	$10,017
5/31/2016	$10,000	$10,018
6/30/2016	$10,000	$10,023
7/31/2016	$10,000	$10,025
8/31/2016	$10,000	$10,027
9/30/2016	$10,000	$10,033
10/31/2016	$10,000	$10,036
11/30/2016	$10,000	$10,037
12/31/2016	$10,000	$10,042
1/31/2017	$10,000	$10,046
2/28/2017	$10,000	$10,051
3/31/2017	$10,000	$10,052
4/30/2017	$10,000	$10,059
5/31/2017	$10,000	$10,064
6/30/2017	$10,000	$10,073
7/31/2017	$10,001	$10,082
8/31/2017	$10,002	$10,092
9/30/2017	$10,004	$10,100
10/31/2017	$10,005	$10,109
11/30/2017	$10,009	$10,118
12/31/2017	$10,013	$10,129
1/31/2018	$10,018	$10,142
2/28/2018	$10,024	$10,151
3/31/2018	$10,031	$10,165
4/30/2018	$10,040	$10,179
5/31/2018	$10,049	$10,195
6/30/2018	$10,059	$10,211
7/31/2018	$10,069	$10,228
8/31/2018	$10,080	$10,244
9/30/2018	$10,091	$10,261
10/31/2018	$10,104	$10,280
11/30/2018	$10,117	$10,300
12/31/2018	$10,131	$10,320
1/31/2019	$10,146	$10,342
2/28/2019	$10,160	$10,360
3/31/2019	$10,174	$10,382
4/30/2019	$10,188	$10,402
5/31/2019	$10,203	$10,425
6/30/2019	$10,218	$10,449
7/31/2019	$10,232	$10,469
8/31/2019	$10,245	$10,489
9/30/2019	$10,257	$10,509
10/31/2019	$10,267	$10,530
11/30/2019	$10,275	$10,542
12/31/2019	$10,283	$10,558
1/31/2020	$10,291	$10,571
2/29/2020	$10,299	$10,588
3/31/2020	$10,304	$10,619
4/30/2020	$10,304	$10,620
5/31/2020	$10,304	$10,620
6/30/2020	$10,304	$10,621
7/31/2020	$10,304	$10,624
8/31/2020	$10,304	$10,624
9/30/2020	$10,304	$10,625
10/31/2020	$10,304	$10,626
11/30/2020	$10,304	$10,627
12/31/2020	$10,304	$10,629
1/31/2021	$10,304	$10,630
2/28/2021	$10,304	$10,631
3/31/2021	$10,304	$10,631
4/30/2021	$10,304	$10,632
5/31/2021	$10,304	$10,632
6/30/2021	$10,304	$10,631
7/31/2021	$10,304	$10,632
8/31/2021	$10,304	$10,632
9/30/2021	$10,304	$10,632
10/31/2021	$10,304	$10,632
11/30/2021	$10,304	$10,633
12/31/2021	$10,304	$10,633
1/31/2022	$10,304	$10,633
2/28/2022	$10,304	$10,634
3/31/2022	$10,304	$10,638
4/30/2022	$10,304	$10,639
5/31/2022	$10,304	$10,647
6/30/2022	$10,307	$10,649
7/31/2022	$10,315	$10,655
8/31/2022	$10,328	$10,674
9/30/2022	$10,344	$10,698
10/31/2022	$10,365	$10,717
11/30/2022	$10,390	$10,753
12/31/2022	$10,419	$10,794
1/31/2023	$10,452	$10,830
2/28/2023	$10,483	$10,867
3/31/2023	$10,518	$10,914
4/30/2023	$10,554	$10,952
5/31/2023	$10,592	$10,997
6/30/2023	$10,631	$11,048
7/31/2023	$10,672	$11,095
8/31/2023	$10,714	$11,146
9/30/2023	$10,756	$11,195
10/31/2023	$10,799	$11,247
11/30/2023	$10,842	$11,297
12/31/2023	$10,885	$11,350
1/31/2024	$10,929	$11,399
2/29/2024	$10,970	$11,446
3/31/2024	$11,014	$11,498
4/30/2024	$11,056	$11,547
5/31/2024	$11,100	$11,603
6/30/2024	$11,143	$11,651
7/31/2024	$11,188	$11,703
8/31/2024	$11,232	$11,760
9/30/2024	$11,273	$11,812
10/31/2024	$11,313	$11,857
11/30/2024	$11,350	$11,902
12/31/2024	$11,387	$11,951

AssetsNet	$ 225,600,006
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 565,696
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$225,600,006
# of Portfolio Holdings	13
Total Advisory Fees Paid	$565,696

Holdings [Text Block]

Sector Diversification (% of net assets)

U.S. Government Obligations	91.5%
Investment Companies	8.8%
Other Assets and Liabilities, Net	(0.3%)
Total	100.0%

Largest Holdings [Text Block]

Top Largest Holdings (% of Net Assets)

U.S. Treasury Bills, 4.252%, due 01/30/25	12.4%
U.S. Treasury Bills, 4.353%, due 02/18/25	11.8%
Federal Home Loan Bank Discount Notes, 3.927%, due 01/08/25	11.1%
U.S. Treasury Bills, 4.261%, due 01/16/25	10.6%
Federal Home Loan Bank Discount Notes, 4.107%, due 01/15/25	9.8%
Federal Home Loan Mortgage Corp. Discount Notes, 2.308%, due 01/02/25	8.9%
Federal National Mortgage Association Discount Notes, 4.904%, due 01/10/25	8.9%
U.S. Treasury Bills, 4.263%, due 02/13/25	8.8%
Federal Home Loan Mortgage Corp. Discount Notes, 4.562%, due 01/28/25	4.4%
Federal Home Loan Bank Discount Notes, 4.224%, due 01/28/25	2.1%
Total	88.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000072678
Shareholder Report [Line Items]
Fund Name	SFT Index 400 Mid-Cap Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about SFT Index 400 Mid-Cap Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 400 Mid-Cap Fund (Class 1)	$33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Securian Funds Trust Index 400 Mid-Cap Fund is passively managed. The Fund is fully invested and holds all names at published free float adjusted index weights. The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 400 Index.

The Fund’s Class 1 shares generated a total net return of 13.58 percent over the 12 months ending December 31, 2024; the S&P 400 Index returned 13.93 percent over the same period. For both the Fund and the index, ten of the eleven industry sectors posted positive returns for 2024. Utilities, the best-performing sector within the index, closed the year with a 31.45 percent return and a 2.60 percent weight in the index. Financials, carrying an 18.07 percent weight within the index, was the second best performing sector, posting a 25.36 percent return for 2024. Materials, comprising 6.33 percent of the index market cap, was the worst performing sector for the year, losing -2.47 percent.

Performance Past Does Not Indicate Future [Text]	The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher.
No Deduction of Taxes [Text Block]
	Class 1	S&P 400 MidCap TR	Consumer Price Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,887	$9,888	$9,953
2/28/2015	$10,390	$10,394	$9,996
3/31/2015	$10,524	$10,531	$10,056
4/30/2015	$10,366	$10,374	$10,076
5/31/2015	$10,548	$10,559	$10,128
6/30/2015	$10,406	$10,420	$10,163
7/31/2015	$10,418	$10,434	$10,164
8/31/2015	$9,837	$9,852	$10,149
9/30/2015	$9,518	$9,534	$10,134
10/31/2015	$10,053	$10,072	$10,129
11/30/2015	$10,186	$10,208	$10,108
12/31/2015	$9,761	$9,782	$10,073
1/31/2016	$9,205	$9,226	$10,090
2/29/2016	$9,333	$9,356	$10,098
3/31/2016	$10,125	$10,153	$10,141
4/30/2016	$10,247	$10,277	$10,190
5/31/2016	$10,481	$10,514	$10,231
6/30/2016	$10,522	$10,558	$10,265
7/31/2016	$10,969	$11,011	$10,249
8/31/2016	$11,021	$11,066	$10,257
9/30/2016	$10,949	$10,996	$10,282
10/31/2016	$10,654	$10,702	$10,295
11/30/2016	$11,500	$11,558	$10,279
12/31/2016	$11,747	$11,811	$10,282
1/31/2017	$11,940	$12,009	$10,342
2/28/2017	$12,250	$12,324	$10,374
3/31/2017	$12,200	$12,277	$10,383
4/30/2017	$12,299	$12,379	$10,414
5/31/2017	$12,236	$12,319	$10,422
6/30/2017	$12,432	$12,518	$10,432
7/31/2017	$12,540	$12,629	$10,425
8/31/2017	$12,345	$12,435	$10,456
9/30/2017	$12,824	$12,922	$10,511
10/31/2017	$13,112	$13,214	$10,505
11/30/2017	$13,591	$13,700	$10,505
12/31/2017	$13,614	$13,730	$10,499
1/31/2018	$14,002	$14,124	$10,556
2/28/2018	$13,378	$13,498	$10,604
3/31/2018	$13,496	$13,624	$10,628
4/30/2018	$13,456	$13,588	$10,670
5/31/2018	$14,010	$14,149	$10,715
6/30/2018	$14,067	$14,209	$10,732
7/31/2018	$14,312	$14,459	$10,733
8/31/2018	$14,765	$14,921	$10,738
9/30/2018	$14,601	$14,758	$10,751
10/31/2018	$13,205	$13,349	$10,770
11/30/2018	$13,610	$13,766	$10,734
12/31/2018	$12,068	$12,208	$10,699
1/31/2019	$13,326	$13,485	$10,720
2/28/2019	$13,887	$14,057	$10,765
3/31/2019	$13,804	$13,977	$10,826
4/30/2019	$14,354	$14,539	$10,883
5/31/2019	$13,208	$13,380	$10,906
6/30/2019	$14,213	$14,402	$10,908
7/31/2019	$14,376	$14,574	$10,927
8/31/2019	$13,775	$13,962	$10,926
9/30/2019	$14,193	$14,390	$10,935
10/31/2019	$14,351	$14,553	$10,960
11/30/2019	$14,775	$14,986	$10,954
12/31/2019	$15,185	$15,407	$10,944
1/31/2020	$14,786	$15,004	$10,986
2/29/2020	$13,379	$13,580	$11,017
3/31/2020	$10,675	$10,831	$10,993
4/30/2020	$12,177	$12,367	$10,919
5/31/2020	$13,059	$13,271	$10,919
6/30/2020	$13,225	$13,438	$10,979
7/31/2020	$13,833	$14,058	$11,034
8/31/2020	$14,317	$14,552	$11,069
9/30/2020	$13,848	$14,079	$11,085
10/31/2020	$14,145	$14,385	$11,089
11/30/2020	$16,160	$16,439	$11,083
12/31/2020	$17,211	$17,511	$11,093
1/31/2021	$17,462	$17,774	$11,140
2/28/2021	$18,644	$18,983	$11,201
3/31/2021	$19,513	$19,870	$11,281
4/30/2021	$20,387	$20,764	$11,373
5/31/2021	$20,424	$20,805	$11,465
6/30/2021	$20,209	$20,592	$11,571
7/31/2021	$20,272	$20,663	$11,626
8/31/2021	$20,653	$21,066	$11,651
9/30/2021	$19,828	$20,229	$11,682
10/31/2021	$20,988	$21,420	$11,779
11/30/2021	$20,365	$20,791	$11,837
12/31/2021	$21,393	$21,847	$11,873
1/31/2022	$19,844	$20,272	$11,974
2/28/2022	$20,053	$20,497	$12,083
3/31/2022	$20,324	$20,781	$12,244
4/30/2022	$18,875	$19,304	$12,313
5/31/2022	$19,013	$19,449	$12,448
6/30/2022	$17,182	$17,578	$12,619
7/31/2022	$19,041	$19,485	$12,618
8/31/2022	$18,446	$18,880	$12,613
9/30/2022	$16,743	$17,145	$12,640
10/31/2022	$18,498	$18,948	$12,692
11/30/2022	$19,624	$20,107	$12,679
12/31/2022	$18,531	$18,993	$12,640
1/31/2023	$20,233	$20,746	$12,741
2/28/2023	$19,862	$20,370	$12,812
3/31/2023	$19,217	$19,716	$12,855
4/30/2023	$19,063	$19,562	$12,919
5/31/2023	$18,438	$18,938	$12,952
6/30/2023	$20,119	$20,673	$12,994
7/31/2023	$20,944	$21,526	$13,019
8/31/2023	$20,332	$20,903	$13,076
9/30/2023	$19,260	$19,804	$13,108
10/31/2023	$18,230	$18,747	$13,103
11/30/2023	$19,776	$20,342	$13,077
12/31/2023	$21,493	$22,115	$13,064
1/31/2024	$21,123	$21,737	$13,135
2/29/2024	$22,374	$23,028	$13,216
3/31/2024	$23,622	$24,317	$13,301
4/30/2024	$22,192	$22,853	$13,353
5/31/2024	$23,162	$23,856	$13,375
6/30/2024	$22,790	$23,479	$13,380
7/31/2024	$24,108	$24,842	$13,396
8/31/2024	$24,080	$24,822	$13,407
9/30/2024	$24,349	$25,109	$13,428
10/31/2024	$24,172	$24,932	$13,443
11/30/2024	$26,293	$27,128	$13,436
12/31/2024	$24,412	$25,196	$13,441

AssetsNet	$ 229,480,630
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 340,630
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$229,480,630
# of Portfolio Holdings	404
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$340,630

Holdings [Text Block]

Sector Diversification (% of net assets)

Industrials	20.5%
Financial	17.3%
Consumer Discretionary	13.7%
Information Technology	10.2%
Health Care	9.0%
Real Estate	6.6%
Materials	6.1%
Energy	4.4%
Consumer Staples	4.3%
Other	7.9%
Other Assets and Liabilities, Net	-%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Williams-Sonoma, Inc.	0.8%
Illumina, Inc.	0.7%
Expand Energy Corp.	0.7%
EMCOR Group, Inc.	0.7%
Interactive Brokers Group, Inc., Class A	0.6%
Pure Storage, Inc., Class A	0.6%
DocuSign, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Watsco, Inc.	0.6%
Carlisle Cos., Inc.	0.6%
Total	6.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000072679
Shareholder Report [Line Items]
Fund Name	SFT Index 400 Mid-Cap Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about SFT Index 400 Mid-Cap Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 400 Mid-Cap Fund (Class 2)	$60	0.56%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Securian Funds Trust Index 400 Mid-Cap Fund is passively managed. The Fund is fully invested and holds all names at published free float adjusted index weights. The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 400 Index.

The Fund’s Class 2 shares generated a total net return of 13.30 percent over the 12 months ending December 31, 2024; the S&P 400 Index returned 13.93 percent over the same period. For both the Fund and the index, ten of the eleven industry sectors posted positive returns for 2024. Utilities, the best-performing sector within the index, closed the year with a 31.45 percent return and a 2.60 percent weight in the index. Financials, carrying an 18.07 percent weight within the index, was the second best performing sector, posting a 25.36 percent return for 2024. Materials, comprising 6.33 percent of the index market cap, was the worst performing sector for the year, losing -2.47 percent.

Performance Past Does Not Indicate Future [Text]	The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher.
No Deduction of Taxes [Text Block]
	Class 2	S&P 400 MidCap TR	Consumer Price Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,884	$9,888	$9,953
2/28/2015	$10,386	$10,394	$9,996
3/31/2015	$10,518	$10,531	$10,056
4/30/2015	$10,357	$10,374	$10,076
5/31/2015	$10,537	$10,559	$10,128
6/30/2015	$10,393	$10,420	$10,163
7/31/2015	$10,403	$10,434	$10,164
8/31/2015	$9,821	$9,852	$10,149
9/30/2015	$9,501	$9,534	$10,134
10/31/2015	$10,032	$10,072	$10,129
11/30/2015	$10,163	$10,208	$10,108
12/31/2015	$9,737	$9,782	$10,073
1/31/2016	$9,180	$9,226	$10,090
2/29/2016	$9,306	$9,356	$10,098
3/31/2016	$10,093	$10,153	$10,141
4/30/2016	$10,213	$10,277	$10,190
5/31/2016	$10,444	$10,514	$10,231
6/30/2016	$10,483	$10,558	$10,265
7/31/2016	$10,926	$11,011	$10,249
8/31/2016	$10,975	$11,066	$10,257
9/30/2016	$10,902	$10,996	$10,282
10/31/2016	$10,605	$10,702	$10,295
11/30/2016	$11,445	$11,558	$10,279
12/31/2016	$11,688	$11,811	$10,282
1/31/2017	$11,879	$12,009	$10,342
2/28/2017	$12,184	$12,324	$10,374
3/31/2017	$12,132	$12,277	$10,383
4/30/2017	$12,228	$12,379	$10,414
5/31/2017	$12,163	$12,319	$10,422
6/30/2017	$12,355	$12,518	$10,432
7/31/2017	$12,459	$12,629	$10,425
8/31/2017	$12,263	$12,435	$10,456
9/30/2017	$12,736	$12,922	$10,511
10/31/2017	$13,019	$13,214	$10,505
11/30/2017	$13,492	$13,700	$10,505
12/31/2017	$13,513	$13,730	$10,499
1/31/2018	$13,895	$14,124	$10,556
2/28/2018	$13,273	$13,498	$10,604
3/31/2018	$13,387	$13,624	$10,628
4/30/2018	$13,345	$13,588	$10,670
5/31/2018	$13,891	$14,149	$10,715
6/30/2018	$13,944	$14,209	$10,732
7/31/2018	$14,184	$14,459	$10,733
8/31/2018	$14,631	$14,921	$10,738
9/30/2018	$14,465	$14,758	$10,751
10/31/2018	$13,079	$13,349	$10,770
11/30/2018	$13,477	$13,766	$10,734
12/31/2018	$11,948	$12,208	$10,699
1/31/2019	$13,190	$13,485	$10,720
2/28/2019	$13,744	$14,057	$10,765
3/31/2019	$13,659	$13,977	$10,826
4/30/2019	$14,199	$14,539	$10,883
5/31/2019	$13,064	$13,380	$10,906
6/30/2019	$14,054	$14,402	$10,908
7/31/2019	$14,213	$14,574	$10,927
8/31/2019	$13,615	$13,962	$10,926
9/30/2019	$14,025	$14,390	$10,935
10/31/2019	$14,179	$14,553	$10,960
11/30/2019	$14,595	$14,986	$10,954
12/31/2019	$14,996	$15,407	$10,944
1/31/2020	$14,599	$15,004	$10,986
2/29/2020	$13,207	$13,580	$11,017
3/31/2020	$10,535	$10,831	$10,993
4/30/2020	$12,015	$12,367	$10,919
5/31/2020	$12,884	$13,271	$10,919
6/30/2020	$13,045	$13,438	$10,979
7/31/2020	$13,641	$14,058	$11,034
8/31/2020	$14,115	$14,552	$11,069
9/30/2020	$13,651	$14,079	$11,085
10/31/2020	$13,940	$14,385	$11,089
11/30/2020	$15,923	$16,439	$11,083
12/31/2020	$16,954	$17,511	$11,093
1/31/2021	$17,198	$17,774	$11,140
2/28/2021	$18,359	$18,983	$11,201
3/31/2021	$19,210	$19,870	$11,281
4/30/2021	$20,067	$20,764	$11,373
5/31/2021	$20,099	$20,805	$11,465
6/30/2021	$19,883	$20,592	$11,571
7/31/2021	$19,941	$20,663	$11,626
8/31/2021	$20,311	$21,066	$11,651
9/30/2021	$19,496	$20,229	$11,682
10/31/2021	$20,632	$21,420	$11,779
11/30/2021	$20,016	$20,791	$11,837
12/31/2021	$21,022	$21,847	$11,873
1/31/2022	$19,495	$20,272	$11,974
2/28/2022	$19,697	$20,497	$12,083
3/31/2022	$19,959	$20,781	$12,244
4/30/2022	$18,532	$19,304	$12,313
5/31/2022	$18,663	$19,449	$12,448
6/30/2022	$16,862	$17,578	$12,619
7/31/2022	$18,683	$19,485	$12,618
8/31/2022	$18,096	$18,880	$12,613
9/30/2022	$16,422	$17,145	$12,640
10/31/2022	$18,139	$18,948	$12,692
11/30/2022	$19,239	$20,107	$12,679
12/31/2022	$18,163	$18,993	$12,640
1/31/2023	$19,828	$20,746	$12,741
2/28/2023	$19,460	$20,370	$12,812
3/31/2023	$18,825	$19,716	$12,855
4/30/2023	$18,670	$19,562	$12,919
5/31/2023	$18,054	$18,938	$12,952
6/30/2023	$19,696	$20,673	$12,994
7/31/2023	$20,499	$21,526	$13,019
8/31/2023	$19,896	$20,903	$13,076
9/30/2023	$18,843	$19,804	$13,108
10/31/2023	$17,832	$18,747	$13,103
11/30/2023	$19,340	$20,342	$13,077
12/31/2023	$21,015	$22,115	$13,064
1/31/2024	$20,648	$21,737	$13,135
2/29/2024	$21,867	$23,028	$13,216
3/31/2024	$23,081	$24,317	$13,301
4/30/2024	$21,679	$22,853	$13,353
5/31/2024	$22,623	$23,856	$13,375
6/30/2024	$22,255	$23,479	$13,380
7/31/2024	$23,536	$24,842	$13,396
8/31/2024	$23,505	$24,822	$13,407
9/30/2024	$23,762	$25,109	$13,428
10/31/2024	$23,584	$24,932	$13,443
11/30/2024	$25,649	$27,128	$13,436
12/31/2024	$23,809	$25,196	$13,441

AssetsNet	$ 229,480,630
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 340,630
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$229,480,630
# of Portfolio Holdings	404
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$340,630

Holdings [Text Block]

Sector Diversification (% of net assets)

Industrials	20.5%
Financial	17.3%
Consumer Discretionary	13.7%
Information Technology	10.2%
Health Care	9.0%
Real Estate	6.6%
Materials	6.1%
Energy	4.4%
Consumer Staples	4.3%
Other	7.9%
Other Assets and Liabilities, Net	-%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Williams-Sonoma, Inc.	0.8%
Illumina, Inc.	0.7%
Expand Energy Corp.	0.7%
EMCOR Group, Inc.	0.7%
Interactive Brokers Group, Inc., Class A	0.6%
Pure Storage, Inc., Class A	0.6%
DocuSign, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Watsco, Inc.	0.6%
Carlisle Cos., Inc.	0.6%
Total	6.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000072680
Shareholder Report [Line Items]
Fund Name	SFT Index 500 Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about SFT Index 500 Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 500 Fund (Class 1)	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Securian Funds Trust Index 500 Portfolio is passively managed. The portfolio is fully invested and holds all names at published float adjusted index weights. The fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500 Index.

The Fund’s Class 1 shares generated a total net return of 24.75 percent over the 12 months ending December 31, 2024; the S&P 500 Index returned 25.02 percent over the same period. For both the Fund and index, ten of the eleven industry sectors posted positive annual returns for 2024. The so-called “Magnificent Seven” technology names, representing a 31.22 percent weight in the index, ended the year up 67.34 percent and contributed approximately 21 percent to the return of the index. The materials sector was the lone sector that ended the year with a negative return, -1.83 percent. The top three performing industry sectors in both the Fund and index —communication services, information technology, and consumer discretionary—are where the aforementioned Magnificent Seven stocks all reside.

Performance Past Does Not Indicate Future [Text]	The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher.
No Deduction of Taxes [Text Block]
	Class 1	S&P 500® Index	Consumer Price Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,698	$9,700	$9,953
2/28/2015	$10,253	$10,257	$9,996
3/31/2015	$10,089	$10,095	$10,056
4/30/2015	$10,184	$10,192	$10,076
5/31/2015	$10,313	$10,323	$10,128
6/30/2015	$10,112	$10,123	$10,163
7/31/2015	$10,324	$10,335	$10,164
8/31/2015	$9,701	$9,712	$10,149
9/30/2015	$9,459	$9,471	$10,134
10/31/2015	$10,255	$10,270	$10,129
11/30/2015	$10,284	$10,301	$10,108
12/31/2015	$10,118	$10,138	$10,073
1/31/2016	$9,616	$9,635	$10,090
2/29/2016	$9,602	$9,622	$10,098
3/31/2016	$10,250	$10,275	$10,141
4/30/2016	$10,288	$10,315	$10,190
5/31/2016	$10,470	$10,500	$10,231
6/30/2016	$10,495	$10,527	$10,265
7/31/2016	$10,880	$10,915	$10,249
8/31/2016	$10,893	$10,931	$10,257
9/30/2016	$10,894	$10,933	$10,282
10/31/2016	$10,693	$10,733	$10,295
11/30/2016	$11,087	$11,131	$10,279
12/31/2016	$11,304	$11,351	$10,282
1/31/2017	$11,516	$11,566	$10,342
2/28/2017	$11,971	$12,025	$10,374
3/31/2017	$11,983	$12,039	$10,383
4/30/2017	$12,103	$12,163	$10,414
5/31/2017	$12,271	$12,334	$10,422
6/30/2017	$12,345	$12,411	$10,432
7/31/2017	$12,596	$12,666	$10,425
8/31/2017	$12,632	$12,705	$10,456
9/30/2017	$12,891	$12,967	$10,511
10/31/2017	$13,189	$13,270	$10,505
11/30/2017	$13,590	$13,677	$10,505
12/31/2017	$13,738	$13,829	$10,499
1/31/2018	$14,522	$14,621	$10,556
2/28/2018	$13,984	$14,082	$10,604
3/31/2018	$13,626	$13,724	$10,628
4/30/2018	$13,676	$13,777	$10,670
5/31/2018	$14,003	$14,108	$10,715
6/30/2018	$14,087	$14,195	$10,732
7/31/2018	$14,608	$14,724	$10,733
8/31/2018	$15,081	$15,203	$10,738
9/30/2018	$15,166	$15,290	$10,751
10/31/2018	$14,127	$14,245	$10,770
11/30/2018	$14,413	$14,535	$10,734
12/31/2018	$13,112	$13,223	$10,699
1/31/2019	$14,158	$14,282	$10,720
2/28/2019	$14,610	$14,741	$10,765
3/31/2019	$14,891	$15,027	$10,826
4/30/2019	$15,490	$15,636	$10,883
5/31/2019	$14,505	$14,642	$10,906
6/30/2019	$15,522	$15,674	$10,908
7/31/2019	$15,743	$15,899	$10,927
8/31/2019	$15,491	$15,648	$10,926
9/30/2019	$15,777	$15,940	$10,935
10/31/2019	$16,120	$16,286	$10,960
11/30/2019	$16,702	$16,877	$10,954
12/31/2019	$17,202	$17,386	$10,944
1/31/2020	$17,193	$17,379	$10,986
2/29/2020	$15,779	$15,949	$11,017
3/31/2020	$13,831	$13,979	$10,993
4/30/2020	$15,598	$15,771	$10,919
5/31/2020	$16,337	$16,522	$10,919
6/30/2020	$16,665	$16,850	$10,979
7/31/2020	$17,601	$17,801	$11,034
8/31/2020	$18,862	$19,080	$11,069
9/30/2020	$18,143	$18,355	$11,085
10/31/2020	$17,659	$17,867	$11,089
11/30/2020	$19,586	$19,823	$11,083
12/31/2020	$20,334	$20,585	$11,093
1/31/2021	$20,125	$20,377	$11,140
2/28/2021	$20,676	$20,939	$11,201
3/31/2021	$21,576	$21,856	$11,281
4/30/2021	$22,723	$23,022	$11,373
5/31/2021	$22,877	$23,183	$11,465
6/30/2021	$23,407	$23,724	$11,571
7/31/2021	$23,955	$24,288	$11,626
8/31/2021	$24,670	$25,026	$11,651
9/30/2021	$23,521	$23,863	$11,682
10/31/2021	$25,162	$25,534	$11,779
11/30/2021	$24,985	$25,357	$11,837
12/31/2021	$26,098	$26,494	$11,873
1/31/2022	$24,741	$25,123	$11,974
2/28/2022	$23,997	$24,371	$12,083
3/31/2022	$24,885	$25,276	$12,244
4/30/2022	$22,711	$23,071	$12,313
5/31/2022	$22,748	$23,114	$12,448
6/30/2022	$20,870	$21,206	$12,619
7/31/2022	$22,788	$23,161	$12,618
8/31/2022	$21,857	$22,217	$12,613
9/30/2022	$19,844	$20,170	$12,640
10/31/2022	$21,443	$21,804	$12,692
11/30/2022	$22,636	$23,022	$12,679
12/31/2022	$21,329	$21,696	$12,640
1/31/2023	$22,664	$23,059	$12,741
2/28/2023	$22,110	$22,496	$12,812
3/31/2023	$22,917	$23,322	$12,855
4/30/2023	$23,272	$23,686	$12,919
5/31/2023	$23,370	$23,789	$12,952
6/30/2023	$24,907	$25,361	$12,994
7/31/2023	$25,703	$26,176	$13,019
8/31/2023	$25,290	$25,759	$13,076
9/30/2023	$24,081	$24,531	$13,108
10/31/2023	$23,573	$24,015	$13,103
11/30/2023	$25,719	$26,208	$13,077
12/31/2023	$26,881	$27,399	$13,064
1/31/2024	$27,328	$27,859	$13,135
2/29/2024	$28,781	$29,347	$13,216
3/31/2024	$29,701	$30,291	$13,301
4/30/2024	$28,485	$29,054	$13,353
5/31/2024	$29,893	$30,494	$13,375
6/30/2024	$30,959	$31,589	$13,380
7/31/2024	$31,330	$31,973	$13,396
8/31/2024	$32,085	$32,749	$13,407
9/30/2024	$32,763	$33,448	$13,428
10/31/2024	$32,461	$33,145	$13,443
11/30/2024	$34,360	$35,090	$13,436
12/31/2024	$33,534	$34,254	$13,441

AssetsNet	$ 1,466,770,054
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 1,864,855
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,466,770,054
# of Portfolio Holdings	504
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$1,864,855

Holdings [Text Block]

Sector Diversification (% of net assets)

Information Technology	31.3%
Financial	13.1%
Consumer Discretionary	10.8%
Health Care	9.7%
Communication Services	9.0%
Industrials	7.9%
Consumer Staples	5.3%
Investment Companies	3.7%
Energy	3.1%
Other	6.0%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Apple, Inc.	7.3%
NVIDIA Corp.	6.4%
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.1%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.6%
Total	36.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000072681
Shareholder Report [Line Items]
Fund Name	SFT Index 500 Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about SFT Index 500 Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 500 Fund (Class 2)	$48	0.43%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Securian Funds Trust Index 500 Portfolio is passively managed. The portfolio is fully invested and holds all names at published float adjusted index weights. The fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500 Index.

The Fund’s Class 2 shares generated a total net return of 24.44 percent over the 12 months ending December 31, 2024; the S&P 500 Index returned 25.02 percent over the same period. For both the Fund and index, ten of the eleven industry sectors posted positive annual returns for 2024. The so-called “Magnificent Seven” technology names, representing a 31.22 percent weight in the index, ended the year up 67.34 percent and contributed approximately 21 percent to the return of the index. The materials sector was the lone sector that ended the year with a negative return, -1.83 percent. The top three performing industry sectors in both the Fund and index —communication services, information technology, and consumer discretionary—are where the aforementioned Magnificent Seven stocks all reside.

Performance Past Does Not Indicate Future [Text]	The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher.
No Deduction of Taxes [Text Block]
	Class 2	S&P 500® Index	Consumer Price Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,696	$9,700	$9,953
2/28/2015	$10,249	$10,257	$9,996
3/31/2015	$10,083	$10,095	$10,056
4/30/2015	$10,176	$10,192	$10,076
5/31/2015	$10,302	$10,323	$10,128
6/30/2015	$10,100	$10,123	$10,163
7/31/2015	$10,309	$10,335	$10,164
8/31/2015	$9,685	$9,712	$10,149
9/30/2015	$9,442	$9,471	$10,134
10/31/2015	$10,234	$10,270	$10,129
11/30/2015	$10,260	$10,301	$10,108
12/31/2015	$10,093	$10,138	$10,073
1/31/2016	$9,590	$9,635	$10,090
2/29/2016	$9,574	$9,622	$10,098
3/31/2016	$10,218	$10,275	$10,141
4/30/2016	$10,254	$10,315	$10,190
5/31/2016	$10,433	$10,500	$10,231
6/30/2016	$10,456	$10,527	$10,265
7/31/2016	$10,837	$10,915	$10,249
8/31/2016	$10,848	$10,931	$10,257
9/30/2016	$10,846	$10,933	$10,282
10/31/2016	$10,645	$10,733	$10,295
11/30/2016	$11,034	$11,131	$10,279
12/31/2016	$11,247	$11,351	$10,282
1/31/2017	$11,456	$11,566	$10,342
2/28/2017	$11,906	$12,025	$10,374
3/31/2017	$11,916	$12,039	$10,383
4/30/2017	$12,033	$12,163	$10,414
5/31/2017	$12,197	$12,334	$10,422
6/30/2017	$12,269	$12,411	$10,432
7/31/2017	$12,515	$12,666	$10,425
8/31/2017	$12,548	$12,705	$10,456
9/30/2017	$12,802	$12,967	$10,511
10/31/2017	$13,096	$13,270	$10,505
11/30/2017	$13,492	$13,677	$10,505
12/31/2017	$13,636	$13,829	$10,499
1/31/2018	$14,410	$14,621	$10,556
2/28/2018	$13,874	$14,082	$10,604
3/31/2018	$13,516	$13,724	$10,628
4/30/2018	$13,563	$13,777	$10,670
5/31/2018	$13,884	$14,108	$10,715
6/30/2018	$13,965	$14,195	$10,732
7/31/2018	$14,478	$14,724	$10,733
8/31/2018	$14,944	$15,203	$10,738
9/30/2018	$15,024	$15,290	$10,751
10/31/2018	$13,993	$14,245	$10,770
11/30/2018	$14,273	$14,535	$10,734
12/31/2018	$12,981	$13,223	$10,699
1/31/2019	$14,015	$14,282	$10,720
2/28/2019	$14,458	$14,741	$10,765
3/31/2019	$14,734	$15,027	$10,826
4/30/2019	$15,323	$15,636	$10,883
5/31/2019	$14,345	$14,642	$10,906
6/30/2019	$15,349	$15,674	$10,908
7/31/2019	$15,564	$15,899	$10,927
8/31/2019	$15,312	$15,648	$10,926
9/30/2019	$15,592	$15,940	$10,935
10/31/2019	$15,927	$16,286	$10,960
11/30/2019	$16,499	$16,877	$10,954
12/31/2019	$16,989	$17,386	$10,944
1/31/2020	$16,976	$17,379	$10,986
2/29/2020	$15,578	$15,949	$11,017
3/31/2020	$13,651	$13,979	$10,993
4/30/2020	$15,392	$15,771	$10,919
5/31/2020	$16,118	$16,522	$10,919
6/30/2020	$16,438	$16,850	$10,979
7/31/2020	$17,358	$17,801	$11,034
8/31/2020	$18,598	$19,080	$11,069
9/30/2020	$17,885	$18,355	$11,085
10/31/2020	$17,404	$17,867	$11,089
11/30/2020	$19,300	$19,823	$11,083
12/31/2020	$20,032	$20,585	$11,093
1/31/2021	$19,822	$20,377	$11,140
2/28/2021	$20,361	$20,939	$11,201
3/31/2021	$21,243	$21,856	$11,281
4/30/2021	$22,368	$23,022	$11,373
5/31/2021	$22,514	$23,183	$11,465
6/30/2021	$23,031	$23,724	$11,571
7/31/2021	$23,565	$24,288	$11,626
8/31/2021	$24,264	$25,026	$11,651
9/30/2021	$23,128	$23,863	$11,682
10/31/2021	$24,737	$25,534	$11,779
11/30/2021	$24,558	$25,357	$11,837
12/31/2021	$25,646	$26,494	$11,873
1/31/2022	$24,308	$25,123	$11,974
2/28/2022	$23,572	$24,371	$12,083
3/31/2022	$24,439	$25,276	$12,244
4/30/2022	$22,300	$23,071	$12,313
5/31/2022	$22,331	$23,114	$12,448
6/30/2022	$20,483	$21,206	$12,619
7/31/2022	$22,361	$23,161	$12,618
8/31/2022	$21,443	$22,217	$12,613
9/30/2022	$19,464	$20,170	$12,640
10/31/2022	$21,029	$21,804	$12,692
11/30/2022	$22,194	$23,022	$12,679
12/31/2022	$20,908	$21,696	$12,640
1/31/2023	$22,212	$23,059	$12,741
2/28/2023	$21,665	$22,496	$12,812
3/31/2023	$22,451	$23,322	$12,855
4/30/2023	$22,794	$23,686	$12,919
5/31/2023	$22,885	$23,789	$12,952
6/30/2023	$24,386	$25,361	$12,994
7/31/2023	$25,159	$26,176	$13,019
8/31/2023	$24,749	$25,759	$13,076
9/30/2023	$23,562	$24,531	$13,108
10/31/2023	$23,059	$24,015	$13,103
11/30/2023	$25,154	$26,208	$13,077
12/31/2023	$26,284	$27,399	$13,064
1/31/2024	$26,716	$27,859	$13,135
2/29/2024	$28,131	$29,347	$13,216
3/31/2024	$29,025	$30,291	$13,301
4/30/2024	$27,830	$29,054	$13,353
5/31/2024	$29,199	$30,494	$13,375
6/30/2024	$30,235	$31,589	$13,380
7/31/2024	$30,591	$31,973	$13,396
8/31/2024	$31,321	$32,749	$13,407
9/30/2024	$31,976	$33,448	$13,428
10/31/2024	$31,675	$33,145	$13,443
11/30/2024	$33,521	$35,090	$13,436
12/31/2024	$32,709	$34,254	$13,441

AssetsNet	$ 1,466,770,054
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 1,864,855
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,466,770,054
# of Portfolio Holdings	504
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$1,864,855

Holdings [Text Block]

Sector Diversification (% of net assets)

Information Technology	31.3%
Financial	13.1%
Consumer Discretionary	10.8%
Health Care	9.7%
Communication Services	9.0%
Industrials	7.9%
Consumer Staples	5.3%
Investment Companies	3.7%
Energy	3.1%
Other	6.0%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Apple, Inc.	7.3%
NVIDIA Corp.	6.4%
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.1%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.6%
Total	36.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000072687
Shareholder Report [Line Items]
Fund Name	SFT Real Estate Securities Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about SFT Real Estate Securities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Real Estate Securities Fund (Class 1)	$99	0.96%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. real estate securities rose in 2024, backed by generally healthy real estate fundamentals. Interest rates influenced share prices, with the market focused on the prospect of a monetary policy pivot from the U.S. Federal Reserve (the “Fed”)—this arrived with a 50–basis point rate cut in September. The 10-year U.S. Treasury yield was volatile but ended the year higher, climbing in the fourth quarter. Though the Fed cut its benchmark rate by 25 basis points twice in the fourth quarter, it projected more modest rate cuts in 2025 amid stubborn inflation and a resilient economy. This had a notable upward effect on real (inflation-adjusted) rates, to which REIT share prices have been especially sensitive of late.

In this environment, the Fund’s portfolio had a positive total return and outperformed its benchmark. Factors that contributed to the Fund’s relative performance in the period included stock selection among specialty REITs, where an overweight in Iron Mountain rose more than 50%. Iron Mountain reported earnings results that indicated strength in its data center leasing business. An overweight and stock selection in the data centers sector also aided the Fund’s performance, reflecting a beneficial overweight in Digital Realty Trust. Digital Realty Trust saw record leasing in the third quarter of 2024 (more than double that of the previous quarter), along with record pricing. The Fund’s sector overweight reflects the investment adviser’s belief that data centers are well situated to benefit from strong fundamentals. An overweight in regional malls further helped the Fund’s performance. The allocation consisted of an overweight in mall operator Simon Property Group, which reported gains in leasing and sales volumes as well as year-over-year occupancies.

Factors that detracted from relative performance included an overweight and stock selection in telecommunications (cell tower) REITs. The telecommunications sector, which tends to be sensitive to moves in interest rates, declined amid rising bond yields during the year. We maintain a positive longer-term view of cell tower owners, with expectations that tower leasing will stabilize in 2025 and accelerate into 2026. An underweight in shopping centers also hindered the Fund’s performance. As with malls, the sector performed well, benefiting from consumer strength. The Fund’s underweight in apartments was an additional detractor to the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher.
No Deduction of Taxes [Text Block]
	Class 1	FTSE NAREIT All Equity REITs Total Return Index	Consumer Price Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,661	$10,617	$9,953
2/28/2015	$10,334	$10,294	$9,996
3/31/2015	$10,544	$10,398	$10,056
4/30/2015	$9,888	$9,883	$10,076
5/31/2015	$9,897	$9,862	$10,128
6/30/2015	$9,444	$9,456	$10,163
7/31/2015	$10,034	$9,927	$10,164
8/31/2015	$9,436	$9,350	$10,149
9/30/2015	$9,777	$9,549	$10,134
10/31/2015	$10,315	$10,167	$10,129
11/30/2015	$10,285	$10,150	$10,108
12/31/2015	$10,525	$10,283	$10,073
1/31/2016	$10,093	$9,921	$10,090
2/29/2016	$9,967	$9,878	$10,098
3/31/2016	$10,984	$10,883	$10,141
4/30/2016	$10,658	$10,686	$10,190
5/31/2016	$10,917	$10,933	$10,231
6/30/2016	$11,693	$11,689	$10,265
7/31/2016	$12,120	$12,144	$10,249
8/31/2016	$11,667	$11,722	$10,257
9/30/2016	$11,421	$11,548	$10,282
10/31/2016	$10,815	$10,958	$10,295
11/30/2016	$10,551	$10,693	$10,279
12/31/2016	$11,016	$11,170	$10,282
1/31/2017	$10,947	$11,188	$10,342
2/28/2017	$11,335	$11,637	$10,374
3/31/2017	$11,054	$11,454	$10,383
4/30/2017	$11,085	$11,504	$10,414
5/31/2017	$11,178	$11,489	$10,422
6/30/2017	$11,368	$11,715	$10,432
7/31/2017	$11,473	$11,863	$10,425
8/31/2017	$11,503	$11,939	$10,456
9/30/2017	$11,396	$11,844	$10,511
10/31/2017	$11,332	$11,860	$10,505
11/30/2017	$11,616	$12,174	$10,505
12/31/2017	$11,637	$12,139	$10,499
1/31/2018	$11,256	$11,781	$10,556
2/28/2018	$10,412	$10,925	$10,604
3/31/2018	$10,810	$11,330	$10,628
4/30/2018	$10,918	$11,389	$10,670
5/31/2018	$11,224	$11,799	$10,715
6/30/2018	$11,637	$12,293	$10,732
7/31/2018	$11,702	$12,367	$10,733
8/31/2018	$12,032	$12,711	$10,738
9/30/2018	$11,723	$12,400	$10,751
10/31/2018	$11,370	$12,072	$10,770
11/30/2018	$11,928	$12,645	$10,734
12/31/2018	$11,036	$11,648	$10,699
1/31/2019	$12,156	$12,997	$10,720
2/28/2019	$12,282	$13,067	$10,765
3/31/2019	$12,698	$13,648	$10,826
4/30/2019	$12,657	$13,617	$10,883
5/31/2019	$12,698	$13,704	$10,906
6/30/2019	$12,796	$13,892	$10,908
7/31/2019	$12,969	$14,106	$10,927
8/31/2019	$13,474	$14,691	$10,926
9/30/2019	$13,778	$14,966	$10,935
10/31/2019	$14,002	$15,128	$10,960
11/30/2019	$13,874	$14,895	$10,954
12/31/2019	$13,780	$14,986	$10,944
1/31/2020	$14,041	$15,176	$10,986
2/29/2020	$12,963	$14,110	$11,017
3/31/2020	$10,820	$11,473	$10,993
4/30/2020	$11,653	$12,486	$10,919
5/31/2020	$11,837	$12,700	$10,919
6/30/2020	$11,994	$12,993	$10,979
7/31/2020	$12,700	$13,489	$11,034
8/31/2020	$12,680	$13,508	$11,069
9/30/2020	$12,273	$13,148	$11,085
10/31/2020	$12,043	$12,707	$11,089
11/30/2020	$13,035	$13,879	$11,083
12/31/2020	$13,424	$14,219	$11,093
1/31/2021	$13,403	$14,209	$11,140
2/28/2021	$13,967	$14,595	$11,201
3/31/2021	$14,628	$15,402	$11,281
4/30/2021	$15,849	$16,652	$11,373
5/31/2021	$16,024	$16,789	$11,465
6/30/2021	$16,537	$17,254	$11,571
7/31/2021	$17,447	$18,008	$11,626
8/31/2021	$17,778	$18,383	$11,651
9/30/2021	$16,750	$17,294	$11,682
10/31/2021	$17,936	$18,518	$11,779
11/30/2021	$17,755	$18,330	$11,837
12/31/2021	$19,385	$20,091	$11,873
1/31/2022	$18,041	$18,497	$11,974
2/28/2022	$17,549	$17,777	$12,083
3/31/2022	$18,679	$19,034	$12,244
4/30/2022	$17,960	$18,338	$12,313
5/31/2022	$16,726	$17,480	$12,448
6/30/2022	$15,471	$16,239	$12,619
7/31/2022	$16,712	$17,627	$12,618
8/31/2022	$15,737	$16,589	$12,613
9/30/2022	$13,819	$14,480	$12,640
10/31/2022	$14,173	$14,969	$12,692
11/30/2022	$15,095	$15,867	$12,679
12/31/2022	$14,326	$15,079	$12,640
1/31/2023	$15,793	$16,597	$12,741
2/28/2023	$14,932	$15,613	$12,812
3/31/2023	$14,745	$15,342	$12,855
4/30/2023	$14,927	$15,387	$12,919
5/31/2023	$14,418	$14,737	$12,952
6/30/2023	$15,162	$15,526	$12,994
7/31/2023	$15,429	$15,837	$13,019
8/31/2023	$14,986	$15,310	$13,076
9/30/2023	$13,790	$14,232	$13,108
10/31/2023	$13,361	$13,788	$13,103
11/30/2023	$15,024	$15,424	$13,077
12/31/2023	$16,078	$16,791	$13,064
1/31/2024	$15,354	$15,975	$13,135
2/29/2024	$15,742	$16,283	$13,216
3/31/2024	$15,979	$16,572	$13,301
4/30/2024	$14,771	$15,261	$13,353
5/31/2024	$15,650	$16,068	$13,375
6/30/2024	$16,028	$16,423	$13,380
7/31/2024	$17,088	$17,602	$13,396
8/31/2024	$18,018	$18,592	$13,407
9/30/2024	$18,613	$19,181	$13,428
10/31/2024	$18,140	$18,488	$13,443
11/30/2024	$18,683	$19,149	$13,436
12/31/2024	$17,109	$17,617	$13,441

AssetsNet	$ 115,992,616
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 842,746
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$115,992,616
# of Portfolio Holdings	34
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$842,746

Holdings [Text Block]

Sector Diversification (% of net assets)

Real Estate	96.4%
Consumer Discretionary	2.5%
Investment Companies	0.7%
Health Care	0.3%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Welltower, Inc.	8.8%
Digital Realty Trust, Inc.	7.6%
Prologis, Inc.	6.4%
Simon Property Group, Inc.	6.2%
Equinix, Inc.	5.3%
American Tower Corp.	4.8%
SBA Communications Corp.	4.7%
Crown Castle, Inc.	4.5%
Sun Communities, Inc.	4.1%
Weyerhaeuser Co.	3.7%
Total	56.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000072686
Shareholder Report [Line Items]
Fund Name	SFT Real Estate Securities Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about SFT Real Estate Securities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Real Estate Securities Fund (Class 2)	$125	1.21%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. real estate securities rose in 2024, backed by generally healthy real estate fundamentals. Interest rates influenced share prices, with the market focused on the prospect of a monetary policy pivot from the U.S. Federal Reserve (the “Fed”)—this arrived with a 50–basis point rate cut in September. The 10-year U.S. Treasury yield was volatile but ended the year higher, climbing in the fourth quarter. Though the Fed cut its benchmark rate by 25 basis points twice in the fourth quarter, it projected more modest rate cuts in 2025 amid stubborn inflation and a resilient economy. This had a notable upward effect on real (inflation-adjusted) rates, to which REIT share prices have been especially sensitive of late.

In this environment, the Fund’s portfolio had a positive total return and outperformed its benchmark. Factors that contributed to the Fund’s relative performance in the period included stock selection among specialty REITs, where an overweight in Iron Mountain rose more than 50%. Iron Mountain reported earnings results that indicated strength in its data center leasing business. An overweight and stock selection in the data centers sector also aided the Fund’s performance, reflecting a beneficial overweight in Digital Realty Trust. Digital Realty Trust saw record leasing in the third quarter of 2024 (more than double that of the previous quarter), along with record pricing. The Fund’s sector overweight reflects the investment adviser’s belief that data centers are well situated to benefit from strong fundamentals. An overweight in regional malls further helped the Fund’s performance. The allocation consisted of an overweight in mall operator Simon Property Group, which reported gains in leasing and sales volumes as well as year-over-year occupancies.

Factors that detracted from relative performance included an overweight and stock selection in telecommunications (cell tower) REITs. The telecommunications sector, which tends to be sensitive to moves in interest rates, declined amid rising bond yields during the year. We maintain a positive longer-term view of cell tower owners, with expectations that tower leasing will stabilize in 2025 and accelerate into 2026. An underweight in shopping centers also hindered the Fund’s performance. As with malls, the sector performed well, benefiting from consumer strength. The Fund’s underweight in apartments was an additional detractor to the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher.
No Deduction of Taxes [Text Block]
	Class 2	FTSE NAREIT All Equity REITs Total Return Index	Consumer Price Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,659	$10,617	$9,953
2/28/2015	$10,330	$10,294	$9,996
3/31/2015	$10,537	$10,398	$10,056
4/30/2015	$9,880	$9,883	$10,076
5/31/2015	$9,887	$9,862	$10,128
6/30/2015	$9,432	$9,456	$10,163
7/31/2015	$10,020	$9,927	$10,164
8/31/2015	$9,420	$9,350	$10,149
9/30/2015	$9,759	$9,549	$10,134
10/31/2015	$10,293	$10,167	$10,129
11/30/2015	$10,262	$10,150	$10,108
12/31/2015	$10,499	$10,283	$10,073
1/31/2016	$10,066	$9,921	$10,090
2/29/2016	$9,938	$9,878	$10,098
3/31/2016	$10,950	$10,883	$10,141
4/30/2016	$10,623	$10,686	$10,190
5/31/2016	$10,879	$10,933	$10,231
6/30/2016	$11,650	$11,689	$10,265
7/31/2016	$12,072	$12,144	$10,249
8/31/2016	$11,618	$11,722	$10,257
9/30/2016	$11,371	$11,548	$10,282
10/31/2016	$10,766	$10,958	$10,295
11/30/2016	$10,501	$10,693	$10,279
12/31/2016	$10,961	$11,170	$10,282
1/31/2017	$10,890	$11,188	$10,342
2/28/2017	$11,274	$11,637	$10,374
3/31/2017	$10,992	$11,454	$10,383
4/30/2017	$11,021	$11,504	$10,414
5/31/2017	$11,111	$11,489	$10,422
6/30/2017	$11,298	$11,715	$10,432
7/31/2017	$11,399	$11,863	$10,425
8/31/2017	$11,426	$11,939	$10,456
9/30/2017	$11,318	$11,844	$10,511
10/31/2017	$11,252	$11,860	$10,505
11/30/2017	$11,532	$12,174	$10,505
12/31/2017	$11,550	$12,139	$10,499
1/31/2018	$11,170	$11,781	$10,556
2/28/2018	$10,330	$10,925	$10,604
3/31/2018	$10,723	$11,330	$10,628
4/30/2018	$10,828	$11,389	$10,670
5/31/2018	$11,129	$11,799	$10,715
6/30/2018	$11,536	$12,293	$10,732
7/31/2018	$11,598	$12,367	$10,733
8/31/2018	$11,922	$12,711	$10,738
9/30/2018	$11,614	$12,400	$10,751
10/31/2018	$11,261	$12,072	$10,770
11/30/2018	$11,812	$12,645	$10,734
12/31/2018	$10,926	$11,648	$10,699
1/31/2019	$12,032	$12,997	$10,720
2/28/2019	$12,155	$13,067	$10,765
3/31/2019	$12,564	$13,648	$10,826
4/30/2019	$12,521	$13,617	$10,883
5/31/2019	$12,559	$13,704	$10,906
6/30/2019	$12,653	$13,892	$10,908
7/31/2019	$12,822	$14,106	$10,927
8/31/2019	$13,318	$14,691	$10,926
9/30/2019	$13,615	$14,966	$10,935
10/31/2019	$13,834	$15,128	$10,960
11/30/2019	$13,705	$14,895	$10,954
12/31/2019	$13,609	$14,986	$10,944
1/31/2020	$13,864	$15,176	$10,986
2/29/2020	$12,797	$14,110	$11,017
3/31/2020	$10,679	$11,473	$10,993
4/30/2020	$11,499	$12,486	$10,919
5/31/2020	$11,678	$12,700	$10,919
6/30/2020	$11,830	$12,993	$10,979
7/31/2020	$12,524	$13,489	$11,034
8/31/2020	$12,502	$13,508	$11,069
9/30/2020	$12,098	$13,148	$11,085
10/31/2020	$11,869	$12,707	$11,089
11/30/2020	$12,843	$13,879	$11,083
12/31/2020	$13,224	$14,219	$11,093
1/31/2021	$13,201	$14,209	$11,140
2/28/2021	$13,754	$14,595	$11,201
3/31/2021	$14,401	$15,402	$11,281
4/30/2021	$15,600	$16,652	$11,373
5/31/2021	$15,769	$16,789	$11,465
6/30/2021	$16,270	$17,254	$11,571
7/31/2021	$17,162	$18,008	$11,626
8/31/2021	$17,485	$18,383	$11,651
9/30/2021	$16,470	$17,294	$11,682
10/31/2021	$17,632	$18,518	$11,779
11/30/2021	$17,451	$18,330	$11,837
12/31/2021	$19,049	$20,091	$11,873
1/31/2022	$17,724	$18,497	$11,974
2/28/2022	$17,238	$17,777	$12,083
3/31/2022	$18,344	$19,034	$12,244
4/30/2022	$17,634	$18,338	$12,313
5/31/2022	$16,419	$17,480	$12,448
6/30/2022	$15,184	$16,239	$12,619
7/31/2022	$16,398	$17,627	$12,618
8/31/2022	$15,438	$16,589	$12,613
9/30/2022	$13,553	$14,480	$12,640
10/31/2022	$13,897	$14,969	$12,692
11/30/2022	$14,799	$15,867	$12,679
12/31/2022	$14,042	$15,079	$12,640
1/31/2023	$15,476	$16,597	$12,741
2/28/2023	$14,629	$15,613	$12,812
3/31/2023	$14,444	$15,342	$12,855
4/30/2023	$14,619	$15,387	$12,919
5/31/2023	$14,118	$14,737	$12,952
6/30/2023	$14,842	$15,526	$12,994
7/31/2023	$15,100	$15,837	$13,019
8/31/2023	$14,664	$15,310	$13,076
9/30/2023	$13,491	$14,232	$13,108
10/31/2023	$13,068	$13,788	$13,103
11/30/2023	$14,692	$15,424	$13,077
12/31/2023	$15,719	$16,791	$13,064
1/31/2024	$15,008	$15,975	$13,135
2/29/2024	$15,385	$16,283	$13,216
3/31/2024	$15,613	$16,572	$13,301
4/30/2024	$14,430	$15,261	$13,353
5/31/2024	$15,285	$16,068	$13,375
6/30/2024	$15,651	$16,423	$13,380
7/31/2024	$16,683	$17,602	$13,396
8/31/2024	$17,587	$18,592	$13,407
9/30/2024	$18,164	$19,181	$13,428
10/31/2024	$17,698	$18,488	$13,443
11/30/2024	$18,225	$19,149	$13,436
12/31/2024	$16,686	$17,617	$13,441

AssetsNet	$ 115,992,616
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 842,746
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$115,992,616
# of Portfolio Holdings	34
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$842,746

Holdings [Text Block]

Sector Diversification (% of net assets)

Real Estate	96.4%
Consumer Discretionary	2.5%
Investment Companies	0.7%
Health Care	0.3%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Welltower, Inc.	8.8%
Digital Realty Trust, Inc.	7.6%
Prologis, Inc.	6.4%
Simon Property Group, Inc.	6.2%
Equinix, Inc.	5.3%
American Tower Corp.	4.8%
SBA Communications Corp.	4.7%
Crown Castle, Inc.	4.5%
Sun Communities, Inc.	4.1%
Weyerhaeuser Co.	3.7%
Total	56.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000140840
Shareholder Report [Line Items]
Fund Name	SFT T. Rowe Price Value Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about SFT T. Rowe Price Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT T. Rowe Price Value Fund (Class 2)	$106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. stocks advanced in 2024, buoyed by generally favorable earnings and continuing artificial intelligence (AI) interest. Despite inflation exceeding the Federal Reserve’s 2% target, the central bank began cutting rates in September as the labor market cooled. Stocks rallied after the U.S. elections in November as investors expected President-elect Donald Trump's policies would benefit corporate profits, though volatility rose over concerns about his tariff and tax plans.

Looking over the course of 2024, stock picks drove relative performance, driven by Constellation Energy which gained due to rising electricity demand driven by the growth of AI data centers, a position the Fund exited over the course of the year. XCEL Energy, also within the utilities sector, contributed to the Fund’s performance as the stock rebounded strongly from concerns over Texas wildfires earlier in the year. The Fund’s position in Fiserv, within the financials sector, also benefitted the Fund’s portfolio as their Clover asset showed strength throughout the period. Stock choices within the materials sector also contributed to the Fund’s performance, led by the Fund’s position in International Paper. Conversely, stock selection and an overweight exposure to energy led relative detractors to the Fund’s performance. SLB (formerly, Schlumberger) shares fell on disappointing earnings and margins due to a slowdown in North American and international drilling activities as well as management’s cautious 2025 outlook. In the consumer staples sector, stock choices hurt the Fund’s performance, specially Dollar Tree, which suffered from incremental macroeconomic headwinds, including reduced spending from low-income U.S. consumers amid persistent inflation and increased competition. Looking forward, we believe we are well positioned for a variety of market environments from here and are keeping a keen eye on risks facing the market and the economy as we’ve recently seen a reach for risk in the market.

The Fund is actively managed, with the primary goal of achieving long-term growth by investing in stocks that appear undervalued while generating income as a secondary aim. Notable changes in absolute positioning during the period included increased exposure to industrials and materials and a lower allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher.
No Deduction of Taxes [Text Block]
	SFT T. Rowe Price Value Fund	Russell 1000 Value Index	Consumer Price Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,614	$9,600	$9,953
2/28/2015	$10,132	$10,065	$9,996
3/31/2015	$10,081	$9,928	$10,056
4/30/2015	$10,181	$10,021	$10,076
5/31/2015	$10,329	$10,141	$10,128
6/30/2015	$10,103	$9,939	$10,163
7/31/2015	$10,117	$9,982	$10,164
8/31/2015	$9,457	$9,388	$10,149
9/30/2015	$9,104	$9,104	$10,134
10/31/2015	$9,842	$9,791	$10,129
11/30/2015	$9,889	$9,829	$10,108
12/31/2015	$9,798	$9,617	$10,073
1/31/2016	$9,190	$9,120	$10,090
2/29/2016	$9,259	$9,118	$10,098
3/31/2016	$9,847	$9,775	$10,141
4/30/2016	$9,862	$9,980	$10,190
5/31/2016	$10,019	$10,135	$10,231
6/30/2016	$9,993	$10,223	$10,265
7/31/2016	$10,330	$10,520	$10,249
8/31/2016	$10,373	$10,601	$10,257
9/30/2016	$10,395	$10,579	$10,282
10/31/2016	$10,260	$10,415	$10,295
11/30/2016	$10,654	$11,010	$10,279
12/31/2016	$10,841	$11,285	$10,282
1/31/2017	$10,966	$11,365	$10,342
2/28/2017	$11,422	$11,774	$10,374
3/31/2017	$11,373	$11,654	$10,383
4/30/2017	$11,439	$11,632	$10,414
5/31/2017	$11,525	$11,621	$10,422
6/30/2017	$11,755	$11,811	$10,432
7/31/2017	$11,931	$11,967	$10,425
8/31/2017	$11,886	$11,828	$10,456
9/30/2017	$12,137	$12,178	$10,511
10/31/2017	$12,409	$12,267	$10,505
11/30/2017	$12,861	$12,642	$10,505
12/31/2017	$12,858	$12,827	$10,499
1/31/2018	$13,449	$13,323	$10,556
2/28/2018	$12,869	$12,687	$10,604
3/31/2018	$12,571	$12,464	$10,628
4/30/2018	$12,568	$12,505	$10,670
5/31/2018	$12,574	$12,579	$10,715
6/30/2018	$12,556	$12,610	$10,732
7/31/2018	$12,918	$13,109	$10,733
8/31/2018	$13,007	$13,303	$10,738
9/30/2018	$12,978	$13,329	$10,751
10/31/2018	$12,309	$12,639	$10,770
11/30/2018	$12,708	$13,016	$10,734
12/31/2018	$11,599	$11,767	$10,699
1/31/2019	$12,449	$12,682	$10,720
2/28/2019	$12,890	$13,088	$10,765
3/31/2019	$13,031	$13,171	$10,826
4/30/2019	$13,471	$13,638	$10,883
5/31/2019	$12,794	$12,761	$10,906
6/30/2019	$13,632	$13,677	$10,908
7/31/2019	$13,754	$13,791	$10,927
8/31/2019	$13,725	$13,385	$10,926
9/30/2019	$13,985	$13,863	$10,935
10/31/2019	$13,864	$14,056	$10,960
11/30/2019	$14,189	$14,491	$10,954
12/31/2019	$14,598	$14,890	$10,944
1/31/2020	$14,379	$14,569	$10,986
2/29/2020	$13,014	$13,158	$11,017
3/31/2020	$10,892	$10,910	$10,993
4/30/2020	$11,941	$12,136	$10,919
5/31/2020	$12,446	$12,552	$10,919
6/30/2020	$12,571	$12,469	$10,979
7/31/2020	$13,259	$12,962	$11,034
8/31/2020	$13,895	$13,497	$11,069
9/30/2020	$13,559	$13,166	$11,085
10/31/2020	$13,727	$12,993	$11,089
11/30/2020	$15,484	$14,741	$11,083
12/31/2020	$16,067	$15,306	$11,093
1/31/2021	$16,100	$15,166	$11,140
2/28/2021	$17,151	$16,082	$11,201
3/31/2021	$17,989	$17,028	$11,281
4/30/2021	$18,891	$17,709	$11,373
5/31/2021	$19,321	$18,123	$11,465
6/30/2021	$19,085	$17,915	$11,571
7/31/2021	$19,453	$18,059	$11,626
8/31/2021	$20,113	$18,417	$11,651
9/30/2021	$19,171	$17,776	$11,682
10/31/2021	$20,475	$18,678	$11,779
11/30/2021	$19,675	$18,020	$11,837
12/31/2021	$20,795	$19,157	$11,873
1/31/2022	$19,812	$18,711	$11,974
2/28/2022	$19,587	$18,493	$12,083
3/31/2022	$20,215	$19,015	$12,244
4/30/2022	$18,905	$17,943	$12,313
5/31/2022	$19,015	$18,292	$12,448
6/30/2022	$17,717	$16,694	$12,619
7/31/2022	$18,559	$17,801	$12,618
8/31/2022	$18,052	$17,270	$12,613
9/30/2022	$16,572	$15,756	$12,640
10/31/2022	$18,086	$17,371	$12,692
11/30/2022	$18,965	$18,457	$12,679
12/31/2022	$18,369	$17,713	$12,640
1/31/2023	$18,886	$18,631	$12,741
2/28/2023	$18,319	$17,974	$12,812
3/31/2023	$18,273	$17,891	$12,855
4/30/2023	$18,686	$18,161	$12,919
5/31/2023	$18,063	$17,460	$12,952
6/30/2023	$19,108	$18,620	$12,994
7/31/2023	$19,790	$19,275	$13,019
8/31/2023	$19,299	$18,754	$13,076
9/30/2023	$18,732	$18,031	$13,108
10/31/2023	$18,245	$17,395	$13,103
11/30/2023	$19,590	$18,707	$13,077
12/31/2023	$20,527	$19,743	$13,064
1/31/2024	$20,793	$19,764	$13,135
2/29/2024	$21,780	$20,493	$13,216
3/31/2024	$22,920	$21,517	$13,301
4/30/2024	$22,286	$20,598	$13,353
5/31/2024	$22,927	$21,251	$13,375
6/30/2024	$22,664	$21,051	$13,380
7/31/2024	$23,441	$22,127	$13,396
8/31/2024	$24,156	$22,721	$13,407
9/30/2024	$24,202	$23,036	$13,428
10/31/2024	$23,894	$22,783	$13,443
11/30/2024	$25,341	$24,238	$13,436
12/31/2024	$23,530	$22,580	$13,441

AssetsNet	$ 195,310,223
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 1,151,442
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$195,310,223
# of Portfolio Holdings	109
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$1,151,442

Holdings [Text Block]

Sector Diversification (% of net assets)

Financial	23.2%
Industrials	15.8%
Health Care	14.2%
Consumer Staples	9.6%
Energy	9.4%
Information Technology	6.8%
Materials	6.2%
Consumer Discretionary	6.0%
Utilities	4.8%
Other	4.0%
Other Assets and Liabilities, Net	-%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

JPMorgan Chase & Co.	3.5%
Berkshire Hathaway, Inc., Class B	3.4%
Kenvue, Inc.	2.7%
Bank of America Corp.	2.3%
Fiserv, Inc.	2.2%
UnitedHealth Group, Inc.	2.1%
Keysight Technologies, Inc.	1.8%
Charles Schwab Corp.	1.8%
Elevance Health, Inc.	1.7%
Westinghouse Air Brake Technologies Corp.	1.6%
Total	23.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000140838
Shareholder Report [Line Items]
Fund Name	SFT Wellington Core Equity Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about SFT Wellington Core Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Wellington Core Equity Fund (Class 1)	$88	0.78%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

United States (US) equities rose over the trailing twelve-month period ending December 31, 2024, with the S&P 500 surging to a record high that was driven by performance in a select group of mega-cap technology companies leveraging AI innovation. Amid concerns about slowing economic activity and the cooling labor market, the U.S. Federal Reserve (Fed) began easing monetary policy in September delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice and indicated a slower pace of cuts in 2025. In November, Donald Trump won the presidential election cementing a path to enact major policy initiatives.

During the period, security selection was the primary driver of relative outperformance, and sector allocation, a fall-out of our bottom-up stock selection process, detracted from relative performance. Strong selection in information technology (an overweight in Broadcom and not owning Intel), health care (not owning Johnson & Johnson and an overweight in Boston Scientific), and communication services (overweights in Netflix and Meta Platforms) was partially offset by weaker selection in consumer staples (overweights in Estee Lauder and Brown Forman), consumer discretionary (an underweight in Tesla and overweight in Nike), and energy (overweights in ConocoPhillips and EOG Resources). From a sector allocation perspective, the Fund’s overweight allocation to health care and underweight allocation to information technology detracted from relative performance while underweights to energy and materials contributed, partially offsetting results.

Performance Past Does Not Indicate Future [Text]	The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher.
No Deduction of Taxes [Text Block]
	Class 1	S&P 500® Index	Consumer Price Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,706	$9,700	$9,953
2/28/2015	$10,401	$10,257	$9,996
3/31/2015	$10,386	$10,095	$10,056
4/30/2015	$10,379	$10,192	$10,076
5/31/2015	$10,585	$10,323	$10,128
6/30/2015	$10,464	$10,123	$10,163
7/31/2015	$10,723	$10,335	$10,164
8/31/2015	$10,035	$9,712	$10,149
9/30/2015	$9,583	$9,471	$10,134
10/31/2015	$10,189	$10,270	$10,129
11/30/2015	$10,280	$10,301	$10,108
12/31/2015	$10,101	$10,138	$10,073
1/31/2016	$9,361	$9,635	$10,090
2/29/2016	$9,259	$9,622	$10,098
3/31/2016	$9,882	$10,275	$10,141
4/30/2016	$10,074	$10,315	$10,190
5/31/2016	$10,238	$10,500	$10,231
6/30/2016	$10,032	$10,527	$10,265
7/31/2016	$10,356	$10,915	$10,249
8/31/2016	$10,432	$10,931	$10,257
9/30/2016	$10,426	$10,933	$10,282
10/31/2016	$10,251	$10,733	$10,295
11/30/2016	$10,515	$11,131	$10,279
12/31/2016	$10,616	$11,351	$10,282
1/31/2017	$10,873	$11,566	$10,342
2/28/2017	$11,256	$12,025	$10,374
3/31/2017	$11,224	$12,039	$10,383
4/30/2017	$11,406	$12,163	$10,414
5/31/2017	$11,596	$12,334	$10,422
6/30/2017	$11,599	$12,411	$10,432
7/31/2017	$11,795	$12,666	$10,425
8/31/2017	$11,786	$12,705	$10,456
9/30/2017	$12,064	$12,967	$10,511
10/31/2017	$12,356	$13,270	$10,505
11/30/2017	$12,775	$13,677	$10,505
12/31/2017	$12,889	$13,829	$10,499
1/31/2018	$13,677	$14,621	$10,556
2/28/2018	$13,202	$14,082	$10,604
3/31/2018	$13,013	$13,724	$10,628
4/30/2018	$13,073	$13,777	$10,670
5/31/2018	$13,295	$14,108	$10,715
6/30/2018	$13,364	$14,195	$10,732
7/31/2018	$13,927	$14,724	$10,733
8/31/2018	$14,338	$15,203	$10,738
9/30/2018	$14,380	$15,290	$10,751
10/31/2018	$13,480	$14,245	$10,770
11/30/2018	$13,828	$14,535	$10,734
12/31/2018	$12,621	$13,223	$10,699
1/31/2019	$13,609	$14,282	$10,720
2/28/2019	$14,157	$14,741	$10,765
3/31/2019	$14,353	$15,027	$10,826
4/30/2019	$14,993	$15,636	$10,883
5/31/2019	$14,219	$14,642	$10,906
6/30/2019	$15,128	$15,674	$10,908
7/31/2019	$15,414	$15,899	$10,927
8/31/2019	$15,219	$15,648	$10,926
9/30/2019	$15,496	$15,940	$10,935
10/31/2019	$15,748	$16,286	$10,960
11/30/2019	$16,314	$16,877	$10,954
12/31/2019	$16,919	$17,386	$10,944
1/31/2020	$17,019	$17,379	$10,986
2/29/2020	$15,560	$15,949	$11,017
3/31/2020	$13,572	$13,979	$10,993
4/30/2020	$15,182	$15,771	$10,919
5/31/2020	$15,900	$16,522	$10,919
6/30/2020	$16,190	$16,850	$10,979
7/31/2020	$17,107	$17,801	$11,034
8/31/2020	$18,305	$19,080	$11,069
9/30/2020	$17,777	$18,355	$11,085
10/31/2020	$17,440	$17,867	$11,089
11/30/2020	$19,331	$19,823	$11,083
12/31/2020	$20,008	$20,585	$11,093
1/31/2021	$19,723	$20,377	$11,140
2/28/2021	$20,101	$20,939	$11,201
3/31/2021	$20,906	$21,856	$11,281
4/30/2021	$22,037	$23,022	$11,373
5/31/2021	$22,054	$23,183	$11,465
6/30/2021	$22,522	$23,724	$11,571
7/31/2021	$23,059	$24,288	$11,626
8/31/2021	$23,688	$25,026	$11,651
9/30/2021	$22,550	$23,863	$11,682
10/31/2021	$24,080	$25,534	$11,779
11/30/2021	$23,799	$25,357	$11,837
12/31/2021	$24,846	$26,494	$11,873
1/31/2022	$23,589	$25,123	$11,974
2/28/2022	$22,669	$24,371	$12,083
3/31/2022	$23,191	$25,276	$12,244
4/30/2022	$21,220	$23,071	$12,313
5/31/2022	$21,288	$23,114	$12,448
6/30/2022	$19,622	$21,206	$12,619
7/31/2022	$21,287	$23,161	$12,618
8/31/2022	$20,558	$22,217	$12,613
9/30/2022	$18,783	$20,170	$12,640
10/31/2022	$20,202	$21,804	$12,692
11/30/2022	$21,253	$23,022	$12,679
12/31/2022	$20,062	$21,696	$12,640
1/31/2023	$21,120	$23,059	$12,741
2/28/2023	$20,387	$22,496	$12,812
3/31/2023	$21,124	$23,322	$12,855
4/30/2023	$21,446	$23,686	$12,919
5/31/2023	$21,382	$23,789	$12,952
6/30/2023	$22,583	$25,361	$12,994
7/31/2023	$23,214	$26,176	$13,019
8/31/2023	$22,890	$25,759	$13,076
9/30/2023	$21,754	$24,531	$13,108
10/31/2023	$21,540	$24,015	$13,103
11/30/2023	$23,338	$26,208	$13,077
12/31/2023	$24,281	$27,399	$13,064
1/31/2024	$24,882	$27,859	$13,135
2/29/2024	$26,389	$29,347	$13,216
3/31/2024	$27,172	$30,291	$13,301
4/30/2024	$26,271	$29,054	$13,353
5/31/2024	$27,401	$30,494	$13,375
6/30/2024	$28,380	$31,589	$13,380
7/31/2024	$28,486	$31,973	$13,396
8/31/2024	$29,272	$32,749	$13,407
9/30/2024	$29,743	$33,448	$13,428
10/31/2024	$29,356	$33,145	$13,443
11/30/2024	$30,992	$35,090	$13,436
12/31/2024	$30,433	$34,254	$13,441

AssetsNet	$ 131,669,388
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 708,008
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$131,669,388
# of Portfolio Holdings	69
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$708,008

Holdings [Text Block]

Sector Diversification (% of net assets)

Information Technology	31.6%
Financial	12.1%
Consumer Discretionary	12.0%
Health Care	11.9%
Communication Services	9.7%
Industrials	8.4%
Consumer Staples	4.4%
Utilities	3.2%
Energy	2.9%
Other	3.9%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Apple, Inc.	8.2%
Microsoft Corp.	6.6%
NVIDIA Corp.	6.3%
Amazon.com, Inc.	5.1%
Alphabet, Inc., Class A	4.9%
Broadcom, Inc.	3.0%
Meta Platforms, Inc., Class A	2.5%
Mastercard, Inc., Class A	2.4%
JPMorgan Chase & Co.	2.4%
Eli Lilly & Co.	2.1%
Total	43.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000140839
Shareholder Report [Line Items]
Fund Name	SFT Wellington Core Equity Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about SFT Wellington Core Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Wellington Core Equity Fund (Class 2)	$116	1.03%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

United States (US) equities rose over the trailing twelve-month period ending December 31, 2024, with the S&P 500 surging to a record high that was driven by performance in a select group of mega-cap technology companies leveraging AI innovation. Amid concerns about slowing economic activity and the cooling labor market, the U.S. Federal Reserve (Fed) began easing monetary policy in September delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice and indicated a slower pace of cuts in 2025. In November, Donald Trump won the presidential election cementing a path to enact major policy initiatives.

During the period, security selection was the primary driver of relative outperformance, and sector allocation, a fall-out of our bottom-up stock selection process, detracted from relative performance. Strong selection in information technology (an overweight in Broadcom and not owning Intel), health care (not owning Johnson & Johnson and an overweight in Boston Scientific), and communication services (overweights in Netflix and Meta Platforms) was partially offset by weaker selection in consumer staples (overweights in Estee Lauder and Brown Forman), consumer discretionary (an underweight in Tesla and overweight in Nike), and energy (overweights in ConocoPhillips and EOG Resources). From a sector allocation perspective, the Fund’s overweight allocation to health care and underweight allocation to information technology detracted from relative performance while underweights to energy and materials contributed, partially offsetting results.

Performance Past Does Not Indicate Future [Text]	The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher.
No Deduction of Taxes [Text Block]
	Class 2	S&P 500® Index	Consumer Price Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,704	$9,700	$9,953
2/28/2015	$10,396	$10,257	$9,996
3/31/2015	$10,379	$10,095	$10,056
4/30/2015	$10,371	$10,192	$10,076
5/31/2015	$10,574	$10,323	$10,128
6/30/2015	$10,451	$10,123	$10,163
7/31/2015	$10,708	$10,335	$10,164
8/31/2015	$10,018	$9,712	$10,149
9/30/2015	$9,565	$9,471	$10,134
10/31/2015	$10,168	$10,270	$10,129
11/30/2015	$10,257	$10,301	$10,108
12/31/2015	$10,076	$10,138	$10,073
1/31/2016	$9,336	$9,635	$10,090
2/29/2016	$9,232	$9,622	$10,098
3/31/2016	$9,851	$10,275	$10,141
4/30/2016	$10,041	$10,315	$10,190
5/31/2016	$10,202	$10,500	$10,231
6/30/2016	$9,995	$10,527	$10,265
7/31/2016	$10,315	$10,915	$10,249
8/31/2016	$10,389	$10,931	$10,257
9/30/2016	$10,380	$10,933	$10,282
10/31/2016	$10,204	$10,733	$10,295
11/30/2016	$10,464	$11,131	$10,279
12/31/2016	$10,563	$11,351	$10,282
1/31/2017	$10,816	$11,566	$10,342
2/28/2017	$11,196	$12,025	$10,374
3/31/2017	$11,161	$12,039	$10,383
4/30/2017	$11,340	$12,163	$10,414
5/31/2017	$11,526	$12,334	$10,422
6/30/2017	$11,527	$12,411	$10,432
7/31/2017	$11,720	$12,666	$10,425
8/31/2017	$11,707	$12,705	$10,456
9/30/2017	$11,982	$12,967	$10,511
10/31/2017	$12,269	$13,270	$10,505
11/30/2017	$12,682	$13,677	$10,505
12/31/2017	$12,793	$13,829	$10,499
1/31/2018	$13,572	$14,621	$10,556
2/28/2018	$13,098	$14,082	$10,604
3/31/2018	$12,908	$13,724	$10,628
4/30/2018	$12,964	$13,777	$10,670
5/31/2018	$13,182	$14,108	$10,715
6/30/2018	$13,247	$14,195	$10,732
7/31/2018	$13,803	$14,724	$10,733
8/31/2018	$14,207	$15,203	$10,738
9/30/2018	$14,246	$15,290	$10,751
10/31/2018	$13,352	$14,245	$10,770
11/30/2018	$13,693	$14,535	$10,734
12/31/2018	$12,495	$13,223	$10,699
1/31/2019	$13,471	$14,282	$10,720
2/28/2019	$14,010	$14,741	$10,765
3/31/2019	$14,201	$15,027	$10,826
4/30/2019	$14,832	$15,636	$10,883
5/31/2019	$14,063	$14,642	$10,906
6/30/2019	$14,959	$15,674	$10,908
7/31/2019	$15,239	$15,899	$10,927
8/31/2019	$15,042	$15,648	$10,926
9/30/2019	$15,313	$15,940	$10,935
10/31/2019	$15,559	$16,286	$10,960
11/30/2019	$16,115	$16,877	$10,954
12/31/2019	$16,709	$17,386	$10,944
1/31/2020	$16,804	$17,379	$10,986
2/29/2020	$15,361	$15,949	$11,017
3/31/2020	$13,395	$13,979	$10,993
4/30/2020	$14,981	$15,771	$10,919
5/31/2020	$15,686	$16,522	$10,919
6/30/2020	$15,969	$16,850	$10,979
7/31/2020	$16,870	$17,801	$11,034
8/31/2020	$18,047	$19,080	$11,069
9/30/2020	$17,524	$18,355	$11,085
10/31/2020	$17,188	$17,867	$11,089
11/30/2020	$19,047	$19,823	$11,083
12/31/2020	$19,710	$20,585	$11,093
1/31/2021	$19,425	$20,377	$11,140
2/28/2021	$19,794	$20,939	$11,201
3/31/2021	$20,582	$21,856	$11,281
4/30/2021	$21,691	$23,022	$11,373
5/31/2021	$21,703	$23,183	$11,465
6/30/2021	$22,159	$23,724	$11,571
7/31/2021	$22,683	$24,288	$11,626
8/31/2021	$23,297	$25,026	$11,651
9/30/2021	$22,173	$23,863	$11,682
10/31/2021	$23,672	$25,534	$11,779
11/30/2021	$23,391	$25,357	$11,837
12/31/2021	$24,415	$26,494	$11,873
1/31/2022	$23,175	$25,123	$11,974
2/28/2022	$22,267	$24,371	$12,083
3/31/2022	$22,775	$25,276	$12,244
4/30/2022	$20,834	$23,071	$12,313
5/31/2022	$20,897	$23,114	$12,448
6/30/2022	$19,258	$21,206	$12,619
7/31/2022	$20,888	$23,161	$12,618
8/31/2022	$20,168	$22,217	$12,613
9/30/2022	$18,423	$20,170	$12,640
10/31/2022	$19,809	$21,804	$12,692
11/30/2022	$20,836	$23,022	$12,679
12/31/2022	$19,664	$21,696	$12,640
1/31/2023	$20,697	$23,059	$12,741
2/28/2023	$19,975	$22,496	$12,812
3/31/2023	$20,692	$23,322	$12,855
4/30/2023	$21,004	$23,686	$12,919
5/31/2023	$20,937	$23,789	$12,952
6/30/2023	$22,108	$25,361	$12,994
7/31/2023	$22,721	$26,176	$13,019
8/31/2023	$22,399	$25,759	$13,076
9/30/2023	$21,283	$24,531	$13,108
10/31/2023	$21,069	$24,015	$13,103
11/30/2023	$22,823	$26,208	$13,077
12/31/2023	$23,740	$27,399	$13,064
1/31/2024	$24,322	$27,859	$13,135
2/29/2024	$25,790	$29,347	$13,216
3/31/2024	$26,550	$30,291	$13,301
4/30/2024	$25,665	$29,054	$13,353
5/31/2024	$26,763	$30,494	$13,375
6/30/2024	$27,714	$31,589	$13,380
7/31/2024	$27,811	$31,973	$13,396
8/31/2024	$28,572	$32,749	$13,407
9/30/2024	$29,027	$33,448	$13,428
10/31/2024	$28,643	$33,145	$13,443
11/30/2024	$30,233	$35,090	$13,436
12/31/2024	$29,681	$34,254	$13,441

AssetsNet	$ 131,669,388
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 708,008
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$131,669,388
# of Portfolio Holdings	69
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$708,008

Holdings [Text Block]

Sector Diversification (% of net assets)

Information Technology	31.6%
Financial	12.1%
Consumer Discretionary	12.0%
Health Care	11.9%
Communication Services	9.7%
Industrials	8.4%
Consumer Staples	4.4%
Utilities	3.2%
Energy	2.9%
Other	3.9%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Apple, Inc.	8.2%
Microsoft Corp.	6.6%
NVIDIA Corp.	6.3%
Amazon.com, Inc.	5.1%
Alphabet, Inc., Class A	4.9%
Broadcom, Inc.	3.0%
Meta Platforms, Inc., Class A	2.5%
Mastercard, Inc., Class A	2.4%
JPMorgan Chase & Co.	2.4%
Eli Lilly & Co.	2.1%
Total	43.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com